As filed with the Securities and Exchange Commission on December 21, 2006
                                                  Commission File Nos. 333-70472
                                                                       811-08664

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                 --------------

                                    FORM N-4
                                 --------------

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.                [ ]

Post-Effective Amendment No. 33            |X|

                           and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 105                          |X|

                                 --------------
                      JACKSON NATIONAL SEPARATE ACCOUNT - I
                           (Exact Name of Registrant)
                                 --------------

                     JACKSON NATIONAL LIFE INSURANCE COMPANY
                               (Name of Depositor)

                    1 Corporate Way, Lansing, Michigan 48951
              (Address of Depositor's Principal Executive Offices)

        Depositor's Telephone Number, including Area Code: (517) 381-5500

                              Thomas J. Meyer, Esq.
              Senior Vice President, Secretary and General Counsel
                     Jackson National Life Insurance Company
                                 1 Corporate Way
                                Lansing, MI 48951
                     (Name and Address of Agent for Service)

                                    Copy to:

                            Anthony L. Dowling, Esq.
                     Jackson National Life Insurance Company
                                 1 Corporate Way
                                Lansing, MI 48951


It is proposed that this filing will become effective:

___  immediately upon filing pursuant to paragraph (b)
_X_  on December 22, 2006, pursuant to paragraph (b)
___  60 days after filing pursuant to paragraph (a)(1)
___  on [date] pursuant to paragraph (a)(1) of Rule 485


If appropriate, check the following box:

__ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: the variable portion of Flexible Premium Fixed and Variable Deferred Annuity contracts.

EXPLANATORY NOTE: This amendment supplements the prospectus. Part C is also amended as indicated. The amendment does not otherwise delete, amend, or supersede any other information in the registration statement, as previously amended, including exhibits and undertakings. Accordingly, Parts A and B of Post-Effective Amendment No. 32, as filed on December 21, 2006 (Accession No. 0000950137-06-000282), as thereafter supplemented, are hereby incorporated by reference.

                       SUPPLEMENT DATED DECEMBER 22, 2006
                     TO THE PROSPECTUS DATED MAY 1, 2006 FOR

                             FIFTH THIRD PERSPECTIVE

              ISSUED BY JACKSON NATIONAL LIFE INSURANCE COMPANY(R)
                  THROUGH JACKSON NATIONAL SEPARATE ACCOUNT - I

THIS SUPPLEMENT UPDATES THE PROSPECTUS FOR CONTRACTS SOLD ON OR AFTER JANUARY 16, 2007. PLEASE READ AND KEEP IT TOGETHER WITH YOUR COPY OF THE PROSPECTUS FOR FUTURE REFERENCE.

--------------------------------------------------------------------------------

* EFFECTIVE JANUARY 16, 2007, THE FOLLOWING BENEFITS WILL NO LONGER BE AVAILABLE FOR PURCHASE:

     |X|  3% PREMIUM CREDIT
     |X|  4% ROLL UP DEATH BENEFIT
     |X|  COMBINATION 4% ROLL UP & HIGHEST ANNIVERSARY VALUE
     |X|  5% ROLL UP DEATH BENEFIT
     |X| 5% GUARANTEED MINIMUM WITHDRAWAL BENEFIT (GMWB) WITHOUT STEP-UP ("MARKETGUARD 5")
     |X| 5% FOR LIFE GMWB WITH BONUS AND 5-YEAR STEP-UP ("LIFEGUARD PROTECTOR PLUS")
     |X| JOINT 5% FOR LIFE GMWB WITH BONUS AND 5-YEAR STEP-UP ("LIFEGUARD PROTECTOR WITH JOINT OPTION")
     |X|  GUARANTEED MINIMUM INCOME BENEFIT ("FUTUREGUARD")

* Eleven new Investment Divisions of the Separate Account are available, each of which invests in the following funds - all Class A shares:

     JNL SERIES TRUST

       JNL/CREDIT SUISSE GLOBAL NATURAL RESOURCES FUND
       JNL/CREDIT SUISSE LONG/SHORT FUND
       JNL/FRANKLIN TEMPLETON FOUNDING STRATEGY FUND
       JNL/FRANKLIN TEMPLETON GLOBAL GROWTH FUND
       JNL/FRANKLIN TEMPLETON MUTUAL SHARES FUND
       JNL/PIMCO REAL RETURN FUND
       JNL/S&P MANAGED CONSERVATIVE FUND
       JNL/S&P MANAGED MODERATE FUND
       JNL/S&P MANAGED MODERATE GROWTH FUND
       JNL/S&P MANAGED GROWTH FUND
       JNL/S&P MANAGED AGGRESSIVE GROWTH FUND

* Also, please note the following fund name changes:

     JNL SERIES TRUST

       JNL/PPM AMERICA VALUE EQUITY FUND (FORMERLY, JNL/PUTNAM VALUE EQUITY
         FUND)
       JNL/WESTERN ASSET HIGH YIELD BOND FUND (FORMERLY, JNL/WESTERN HIGH YIELD
         BOND FUND)
       JNL/WESTERN ASSET STRATEGIC BOND FUND (FORMERLY, JNL/WESTERN STRATEGIC
         BOND FUND)
       JNL/WESTERN ASSET U.S. GOVERNMENT & QUALITY BOND FUND (FORMERLY,
         JNL/WESTERN U.S. GOVERNMENT & QUALITY BOND FUND)

--------------------------------------------------------------------------------
* Under KEY FACTS, please replace the corresponding paragraph with the following.

---------------------------- ---------------------------------------------------
PURCHASES                    There are minimum and maximum premium requirements.
                             You may elect to receive  a credit on your premium
                             payments during the first Contract Year, subject to
                             fees, conditions and limitations. If the 5%
                             Contract Enhancement is elected, no premium will be
                             accepted after the first Contract Year. The
                             Contract also has a premium protection option,
                             namely the Capital Protection Program. For more
                             information, please see "PURCHASES" beginning on
                             page 37.
---------------------------- ---------------------------------------------------

--------------------------------------------------------------------------------
* Under FEES AND EXPENSES TABLES, with the fee table entitled "Owner Transaction Expenses," please replace the corresponding row and accompanying footnote with the following.


------------------------------------------------------------------------------------------------------------------------------------
Maximum Contract Enhancement Recapture Charge (for Contracts sold on or after January 16, 2007) (2)     4.5%
         PERCENTAGE OF THE CORRESPONDING FIRST YEAR PREMIUMS WITHDRAWN WITH A CONTRACT ENHANCEMENT
------------------------------------------------------------------------------------------------------------------------------------

(2) Contract Enhancements (C.E.) are subject to recapture charges in addition to asset-based charges for specified periods. There may be a recapture charge on these withdrawals of Contract Value with a Contract
        Enhancement: if the Contract is returned during the free look period; withdrawals in excess of the free withdrawal amounts; withdrawals that exceed the required minimum distributions of the Internal Revenue Code; a total withdrawal; and withdrawals on an Income Date that is within the recapture charge schedule. The recapture charge schedule is based on Completed Years and depends on your Contract Enhancement:


                                      Completed Years Since Receipt Of Premium -
                                      0       1        2        3        4        5       6        7+
         ---------------------------- ------- -------- -------- -------- -------- ------- -------- ------
         ---------------------------- ------- -------- -------- -------- -------- ------- -------- ------
         2% C.E.                      2%      2%       1.25%    1.25%    0.5%     0       0        0
         ---------------------------- ------- -------- -------- -------- -------- ------- -------- ------
         ---------------------------- ------- -------- -------- -------- -------- ------- -------- ------
         3% C.E.*                     3%      3%       2%       2%       2%       1%      1%       0
         ---------------------------- ------- -------- -------- -------- -------- ------- -------- ------
         ---------------------------- ------- -------- -------- -------- -------- ------- -------- ------
         4% C.E.                      4%      4%       2.5%     2.5%     2.5%     1.25%   1.25%    0
         ---------------------------- ------- -------- -------- -------- -------- ------- -------- ------
         ---------------------------- ------- -------- -------- -------- -------- ------- -------- ------
         5% C.E.                      4.5%    3.75%    3.25%    2.75%    2%       1.25%   1%       0

         * No longer offered as of January 16, 2007.

         Please note that if you elected the 5% Contract Enhancement and return your Contract during the free look period, the entire amount of the Contract Enhancement will be recaptured.

         The Separate Account has filed an application with the Securities and Exchange Commission to obtain required authority to impose the Recapture Charge for the 5% C.E. It is anticipated that the Separate Account will have received the approval prior to January 16, 2007, the date when the 5% C.E. will first be offered, but in no event will the 5% C.E. be available until the approval is received. Your Representative will advise you of its current availability.

* Under FEES AND EXPENSES TABLES, please replace the corresponding footnote with the following.

     (8) Some optional endorsements are only available to select when purchasing the Contract and once purchased cannot be canceled. The 5%, 4% and 3% (if elected PRIOR TO JANUARY 16, 2007) Contract Enhancements and the Three-year Withdrawal Schedule (if elected PRIOR TO MAY 1,
          2006) are NOT available if you select the 20% Additional Free Withdrawal endorsement and vice versa. Also, you may NOT select both the Guaranteed Minimum Income Benefit (no longer offered as of January 16, 2007) and any Guaranteed Minimum Withdrawal Benefits.

* Under FEES AND EXPENSES TABLES, with the fee table entitled "Periodic Expenses," please note the addition to the grouping of optional endorsements, as highlighted, in the following excerpt. This excerpt replaces the corresponding grouping in the prospectus. (The numbered footnotes remain unchanged.)


--------------------------------------------------------------------------------------------------- ---------
5% CONTRACT ENHANCEMENT MAXIMUM ANNUAL CHARGE (10)                                                  0.695%
4% Contract Enhancement Maximum Annual Charge (10)                                                  0.56%
3% Contract Enhancement Maximum Annual Charge 10 (no longer offered as of January 16, 2007)         0.42%
2% Contract Enhancement Maximum Annual Charge (11)                                                  0.395%
--------------------------------------------------------------------------------------------------- ---------

* Under FEES AND EXPENSES TABLES, please replace the "Total Annual Fund Operating Expenses" table with the following.

                ---------------------------------------------

                              Minimum: 0.60%

                              Maximum: 1.89%

                ---------------------------------------------

* Under FEES AND EXPENSES TABLES, with the fee table entitled "Fund Operating Expenses," please note the expenses charged by the following eleven newly available funds. In addition, please note the revised expenses charged by JNL/PPM America Value Equity Fund, formerly JNL/Putnam Value Equity Fund. Also, the below footnotes replace the corresponding footnotes in the prospectus.

                   FUND OPERATING EXPENSES
  (AS AN ANNUAL PERCENTAGE OF THE FUND'S AVERAGE DAILY NET
  ---------------------------------------------------------
                           ASSETS)

                                                                                                                 ANNUAL
                                                                  MANAGEMENT AND    SERVICE        OTHER        OPERATING
                          FUND NAME                               ADMIN FEE A     (12B-1) FEE    EXPENSES B     EXPENSES
--------------------------------------------------------------- ---------------- -------------- ------------- -------------
---------------------------------------------------------------- --------------- -------------- ------------- -------------
JNL/Credit Suisse Global Natural Resources                           0.85%           0.20%         0.01%         1.06%
---------------------------------------------------------------- --------------- -------------- ------------- -------------
---------------------------------------------------------------- --------------- -------------- ------------- -------------
JNL/Credit Suisse Long/Short                                         1.00%           0.20%         0.50% D       1.70%
---------------------------------------------------------------- --------------- -------------- ------------- -------------
---------------------------------------------------------------- --------------- -------------- ------------- -------------
JNL/Franklin Templeton Founding Strategy E                           0.05%           0.00%         0.01%         0.06%
---------------------------------------------------------------- --------------- -------------- ------------- -------------
---------------------------------------------------------------- --------------- -------------- ------------- -------------
JNL/Franklin Templeton Global Growth                                 0.90%           0.20%         0.01%         1.11%
---------------------------------------------------------------- --------------- -------------- ------------- -------------
---------------------------------------------------------------- --------------- -------------- ------------- -------------
JNL/Franklin Templeton Mutual Shares                                 0.85%           0.20%         0.01%         1.06%
---------------------------------------------------------------- --------------- -------------- ------------- -------------
---------------------------------------------------------------- --------------- -------------- ------------- -------------
JNL/PIMCO Real Return                                                0.60%           0.20%         0.01%         0.81%
---------------------------------------------------------------- --------------- -------------- ------------- -------------
---------------------------------------------------------------- --------------- -------------- ------------- -------------
JNL/PPM America Value Equity                                         0.65%           0.20%         0.01%         0.86%
---------------------------------------------------------------- --------------- -------------- ------------- -------------
---------------------------------------------------------------- --------------- -------------- ------------- -------------
JNL/S&P Managed Conservative F                                       0.18%           0.00%         0.01%         0.19%
---------------------------------------------------------------- --------------- -------------- ------------- -------------
---------------------------------------------------------------- --------------- -------------- ------------- -------------
JNL/S&P Managed Moderate F                                           0.17%           0.00%         0.01%         0.18%
---------------------------------------------------------------- --------------- -------------- ------------- -------------
---------------------------------------------------------------- --------------- -------------- ------------- -------------
JNL/S&P Managed Moderate Growth F                                    0.16%           0.00%         0.01%         0.17%
---------------------------------------------------------------- --------------- -------------- ------------- -------------
---------------------------------------------------------------- --------------- -------------- ------------- -------------
JNL/S&P Managed Growth F                                             0.15%           0.00%         0.01%         0.16%
---------------------------------------------------------------- --------------- -------------- ------------- -------------
---------------------------------------------------------------- --------------- -------------- ------------- -------------
JNL/S&P Managed Aggressive Growth F                                  0.17%           0.00%         0.01%         0.18%
---------------------------------------------------------------- --------------- -------------- ------------- -------------

A In addition to the administrative services fee paid by the Variable Insurance Funds described above, certain Funds pay Jackson National Asset Management, LLC, the Administrator, an administrative fee for certain services provided to the Fund by the Administrator. The Administrative Fees are not paid by the Variable Insurance Funds. The JNL/Select Global Growth Fund, the JNL/JPMorgan International Equity Fund, the JNL/JPMorgan International Value Fund, the JNL/Lazard Emerging Markets Fund, the JNL/Oppenheimer Global Growth Fund and all of the JNL/Mellon Capital Management Funds except the JNL/Mellon Capital Management S&P 500 Index Fund, JNL/Mellon Capital Management S&P 400 Mid Cap Index Fund, JNL/Mellon Capital Management Small Cap Index Fund, JNL/Mellon Capital Management Bond Index Fund, JNL/Mellon Capital Management Enhanced S&P 500 Stock Index Fund, and the JNL/ Mellon Capital Management Global 15 Fund pay an administrative fee of 0.15%; the JNL/ Mellon Capital Management Global 15 Fund pays an administrative fee of 0.20%; the five JNL/S&P Funds pay an administrative fee of 0.05%; and the other Funds pay an administrative fee of 0.10%. The Management and Administrative Fee and the Annual Operating Expenses columns in this table reflect the inclusion of any applicable administrative fee.

B Other expenses include registration fees, licensing costs, a portion of the Chief Compliance Officer costs, directors and officers insurance, the fees and expenses of the disinterested Trustees/Managers and of independent legal counsel to the disinterested Trustees/Managers.

C Fifth Third has contractually agreed to waive all or a portion of its fees and reimburse certain expenses for the fund through April 30, 2009 to the extent the total expenses exceed the net amounts in the fee table above. Fifth Third is entitled to reimbursement by the Fund of fees waived or expenses reimbursed for a period of up to three years following the waiver or reimbursement if in any month annualized Fund operating expenses are less than any expense limitation in place at that time. Please see the prospectus of the Variable Insurance Funds for additional information.

D Amount includes the estimated costs associated with the Fund's short sales on equity securities. The percentage shown represents estimates for the Fund's initial year of operations and assumes that the Fund maintains short equity positions of approximately 20% of its net assets. When a cash dividend is declared on a security for which the Fund holds a short position, the Fund incurs the obligation to pay an amount equal to that dividend to the lender of the shorted security. Dividend expense on short sales is estimated to be 0.37% of the 0.50%. In addition, the Fund will incur fees in connection with the borrowing of securities in order to effect the short sale transactions, which is estimated to be 0.12% of the 0.50%. The Fund's actual dividend expenses paid and stock loan fees on securities sold short may be significantly higher or lower than the estimates above due to, among other factors, the actual extent of the Fund's short positions, the actual dividends paid with respect to the securities the Fund sells short, and the actual timing of the Fund's short sale transactions, each of which is expected to vary over time.

E. UNDERLYING FUND EXPENSES. The expenses shown above are the annual operating expenses for the JNL/Franklin Templeton Founding Strategy Fund. Because the JNL/Franklin Templeton Founding Strategy Fund invests in the JNL/Franklin Templeton Income Fund, the JNL/Franklin Templeton Global Growth Fund, and the JNL/Franklin Templeton Mutual Shares Fund, the JNL/Franklin Templeton Founding Strategy Fund will indirectly bear its pro rata share of fees and expenses of the Underlying Funds in addition to the expenses shown. The JNL/Franklin Templeton Founding Strategy Fund expense including the expenses for the Underlying Funds is 1.15%.

F UNDERLYING FUND EXPENSES. The expenses shown above are the annual operating expenses for the JNL/S&P Funds. Because the JNL/S&P Funds invest in other Funds of the JNL Series Trust and JNL Variable Fund LLC, the JNL/S&P Funds will indirectly bear its pro rata share of fees and expenses of the underlying Funds in addition to the expenses shown.

     The total annual operating expenses for each JNL/S&P Fund (including both the annual operating expenses for the JNL/S&P Funds and the annual operating expenses for the underlying Funds) could range from 0.76% to 1.89% (this range reflects an investment in the Funds with the lowest and highest Annual Operating Expenses). The table below shows estimated total annual operating expenses for each of the JNL/S&P Funds based on the pro rata share of expenses that the JNL/S&P Funds would bear if they invested in a hypothetical mix of underlying Funds. The Adviser believes the expenses shown below to be a likely approximation of the expenses the JNL/S&P Funds will incur based on the actual mix of underlying Funds. The expenses shown below include both the annual operating expenses for the JNL/S&P Fund and the annual operating expenses for the underlying Funds. The actual expenses of each JNL/S&P Fund will be based on the actual mix of underlying Funds in which it invests. The actual expenses may be greater or less than those shown.

        JNL/S&P Managed Conservative Fund                                 1.02%
        JNL/S&P Managed Moderate Fund                                     1.06%
        JNL/S&P Managed Moderate Growth Fund                              1.10%
        JNL/S&P Managed Growth Fund                                       1.14%
        JNL/S&P Managed Aggressive Growth Fund                            1.18%

* Under FEES AND EXPENSES TABLES, please replace the corresponding example with the following.

         EXAMPLE. The example below is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, Contract fees, Separate Account annual expenses and Fund fees and expenses.

         (The Annual Contract Maintenance Charge is determined by dividing the total amount of such charges collected during the calendar year by the total market value of the Investment Divisions and Fixed Account.)

         The example assumes that you invest $10,000 in the Contract for the time periods indicated. Neither transfer fees nor premium tax charges are reflected in the example. The example also assumes that your investment has a 5% annual return on assets each year.

         The following example includes maximum Fund fees and expenses and the cost if you select the optional Earnings Protection Benefit, the 5% Contract Enhancement, the most expensive Optional Death Benefit Endorsement, the Five-year Withdrawal Schedule and the Guaranteed Minimum Withdrawal Benefit (using the maximum possible charge). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

         If you surrender your Contract at the end of the applicable time period:

         1 year              3 years          5 years           10 years
         $2,011              $3,231           $3,932            $6,699

         If you annuitize at the end of the applicable time period:

         1 year *            3 years          5 years           10 years
         $2,011              $3,231           $3,932            $6,699

         * Withdrawal charges apply to income payments occurring within one year of the Contract's Issue Date.

         If you do NOT surrender your Contract:

         1 YEAR              3 YEARS          5 YEARS           10 YEARS
         $761                $2,231           $3,632            $6,699

         THE EXAMPLE DOES NOT REPRESENT PAST OR FUTURE EXPENSES. YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER.

--------------------------------------------------------------------------------
* Under THE ANNUITY CONTRACT, please replace the last paragraph with the following.

         The Contract is a flexible premium fixed and variable deferred annuity and may be issued as either an individual or a group contract. If the 5% Contract Enhancement is elected, no premium will be accepted after the first Contract Year. As a result if you desire additional annuity coverage you will have to purchase a new and separate Contract. Purchasing an additional Contract could result in the duplication of certain fees and charges. Contracts issued in your state may provide different features and benefits than those described in this prospectus. This prospectus provides a description of the material rights and obligations under the Contract. Your Contract and any endorsements are the formal contractual agreement between you and the Company. In those states where Contracts are issued as group contracts, references throughout the prospectus to "Contract(s)" shall also mean "certificate(s)."

* Under INVESTMENT DIVISIONS, with the JNL SERIES TRUST, please add the following information about the newly available funds.

--------------------------------------------------------------------------------
JNL/CREDIT SUISSE GLOBAL NATURAL RESOURCES FUND
     Jackson National Asset Management, LLC (and Credit Suisse Asset Management, LLC and Credit Suisse Asset Management Limited
     (sub-sub-adviser))

         Seeks long-term growth of capital by investing a minimum of 95% (of the majority of its assets) of its assets in worldwide companies.

--------------------------------------------------------------------------------
JNL/CREDIT SUISSE LONG/SHORT FUND
     Jackson National Asset Management, LLC (and Credit Suisse Asset Management,
     LLC)

         Seeks total return by investing through a quantitative active equity management strategy that allows the portfolio to underweight unattractive stocks beyond benchmark weights, resulting in short positions on certain stocks.

--------------------------------------------------------------------------------
JNL/FRANKLIN TEMPLETON FOUNDING STRATEGY FUND
     Jackson National Asset Management, LLC

         Seeks capital appreciation by investing in a combination of mutual funds (Underlying Funds) on a fixed percentage basis. These Underlying Funds, in turn invest primarily in U.S. and foreign equity securities, and, to a lesser extent, fixed-income and money market securities.

--------------------------------------------------------------------------------
JNL/FRANKLIN TEMPLETON GLOBAL GROWTH FUND
     Jackson National Asset Management, LLC (and Templeton Global Advisors Limited)

         Seeks long-term capital growth by investing primarily in the equity securities of companies located anywhere in the world, including emerging markets (under normal market conditions).

--------------------------------------------------------------------------------
JNL/FRANKLIN TEMPLETON MUTUAL SHARES FUND
     Jackson National Asset Management, LLC (and Franklin Mutual Advisers, LLC)

         Seeks capital appreciation, which may occasionally be short-term, and secondarily, income by investing in equity securities of companies in any nation, pursuant to manager discretion. The Fund invests primarily (up to 80%) in mid- and large-cap companies with market capitalization greater than $1.5 billion at the time of investment, but it may invest a significant portion of its assets in small-cap companies as well.

--------------------------------------------------------------------------------
JNL/PIMCO REAL RETURN FUND
     Jackson National Asset Management, LLC (and Pacific Investment Management Company LLC)

         Seeks maximum real return, consistent with preservation of real capital and prudent investment management by investing under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or government-sponsored enterprises and corporations.

--------------------------------------------------------------------------------
JNL/S&P MANAGED CONSERVATIVE FUND
     Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services, LLC)

         Seeks capital growth and current income by investing in Class A Shares of a diversified group of other Funds of the JNL Series Trust and JNL Variable Fund LLC that invest in equity and fixed income securities.

--------------------------------------------------------------------------------
JNL/S&P MANAGED MODERATE FUND
     Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services, LLC)

         Seeks capital growth, with current income as a secondary objective, by investing in Class A Shares of a diversified group of other Funds of the JNL Series Trust and JNL Variable Fund LLC that invest in equity and fixed income securities.

--------------------------------------------------------------------------------
JNL/S&P MANAGED MODERATE GROWTH FUND
     Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services, LLC)

         Seeks capital growth and current income by investing in Class A Shares of a diversified group of other Funds of the JNL Series Trust and JNL Variable Fund LLC that invest in equity and fixed income securities.

--------------------------------------------------------------------------------
JNL/S&P MANAGED GROWTH FUND
     Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services, LLC)

         Seeks capital growth, with current income as a secondary objective, by investing in Class A Shares of a diversified group of other Funds of the JNL Series Trust and JNL Variable Fund LLC that invest in equity and fixed income securities.

--------------------------------------------------------------------------------
JNL/S&P MANAGED AGGRESSIVE GROWTH FUND
     Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services, LLC)

         Seeks capital growth by investing in Class A Shares of a diversified group of other Funds of the JNL Series Trust and JNL Variable Fund LLC that invest in equity and fixed income securities.

* Under INVESTMENT DIVISIONS, with the JNL SERIES TRUST, please replace the fund objective paragraph for the former JNL/Putnam Value Equity Fund with the following.

--------------------------------------------------------------------------------
JNL/PPM AMERICA VALUE EQUITY FUND
     Jackson National Asset Management, LLC (and PPM America, Inc.)

         Seeks long-term capital growth by investing primarily in a diversified portfolio of equity securities of domestic, large-capitalization companies at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) will be invested, under normal circumstances, in equity securities.

--------------------------------------------------------------------------------
* Under CONTRACT CHARGES, in the subsection entitled "Contract Enhancement Charge," please replace the corresponding table with the following.

CONTRACT ENHANCEMENT                  2%           3%*        4%         5%

CHARGE (ON AN ANNUAL BASIS)           0.395%       0.42%      0.56%      0.695%

       * No longer offered as of January 16, 2007.

* Under CONTRACT CHARGES, in the subsection entitled "Contract Enhancement Recapture Charge," please replace the corresponding table with the following.


     Completed Years Since Receipt of          0        1        2        3          4         5          6      7+
       Premium
     Recapture Charge (2% Credit)              2%       2%    1.25%     1.25%       0.5%         0         0     0
     Recapture Charge (3% Credit*)             3%       3%       2%        2%         2%        1%        1%     0
     Recapture Charge (4% Credit)              4%       4%     2.5%      2.5%       2.5%     1.25%     1.25%     0
     Recapture Charge (5% Credit)            4.5%    3.75%   3.25%      2.75%         2%     1.25%        1%     0

       * No longer offered as of January 16, 2007.

     The Separate Account has filed an application with the Securities and Exchange Commission to obtain required authority to impose the Recapture Charge for the 5% C.E. It is anticipated that the Separate Account will have received the approval prior to January 16, 2007, the date when the 5% C.E. will first be offered, but in no event will the 5% C.E. be available until the approval is received. Your Representative will advise you of its current availability.

* Under CONTRACT CHARGES, in the subsection entitled "Joint 5% For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up Charge," please replace the first paragraph with the following.

         JOINT 5% FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH ANNUAL STEP-UP CHARGE. The charge for this GMWB is expressed as an annual percentage of the GWB and depends on the youngest Covered Life's age when the endorsement is added to the Contract. For more information about the GWB and for information on who is a Covered Life under this form of GMWB, please see the "Joint 5% For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up" subsection of this Prospectus under the heading ACCESS TO YOUR MONEY. The charge varies by age group (see table below), and both Covered Lives must be within the eligible age range.

* Under CONTRACT CHARGES, in the subsection entitled "Joint 5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Five-Year Step-Up Charge," please replace the first paragraph with the following.

         JOINT 5% FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH BONUS AND FIVE-YEAR STEP-UP CHARGE. The charge for this GMWB is expressed as an annual percentage of the GWB and depends on the youngest Covered Life's age when the endorsement is added to the Contract. For more information about the GWB and for information on who is a Covered Life under this form of GMWB, please see the "Joint 5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Five-Year Step-Up" subsection of this Prospectus under the heading "ACCESS TO YOUR MONEY." The charge varies by age group (see table below), and both Covered Lives must be within the eligible age range.

* The following section entitled "Distribution of Contracts," formerly a subsection under CONTRACT CHARGES, contains revised language and is now a separate section.

                            DISTRIBUTION OF CONTRACTS

         Jackson National Life Distributors LLC ("JNLD"), located at 7601 Technology Way, Denver, Colorado 80237, serves as the distributor of the Contracts. JNLD is a wholly owned subsidiary of Jackson National.

         Commissions are paid to broker-dealers who sell the Contracts. While commissions may vary, they are not expected to exceed 8% of any premium payment. Where lower commissions are paid up front, we may also pay trail commissions. We may also pay commissions on the Income Date if the annuity option selected involves a life contingency or a payout over a period of ten or more years.

         Under certain circumstances, JNLD out of its own resources may pay bonuses, overrides, and marketing allowances, in addition to the standard commissions. These cash payments, or reimbursements, to broker-dealers are in recognition of their marketing and distribution and/or administrative services support. They may not be offered to all broker-dealers, and the terms of any particular agreement may vary among broker-dealers depending on, among other things, the level and type of marketing and distribution support provided assets under management, and the volume and size of the sales of our insurance products. Such compensation is subject to applicable state insurance law and regulation and the NASD rules of conduct.

         The two primary forms of such compensation paid by JNLD are overrides and marketing support payments. Overrides are payments that are designed as consideration for product placement, assets under management and sales volume. Overrides are generally based on a fixed percentage of product sales and currently range from 10 to 50 basis points (0.10% to 0.50%). Marketing support payments may be in the form of cash and/or non-cash compensation and allow us to, among other things, participate in sales conferences and educational seminars. Examples of such payments include, but are not limited to, reimbursements for representative training meetings, prospecting seminars, and business development and educational enhancement items. Payments or reimbursements for meetings and seminars are generally based on the anticipated level of participation and/or accessibility and the size of the audience.

         Below is an alphabetical listing of the 19 broker-dealers that received the largest amounts of marketing and distribution and/or administrative support in 2005 from the Distributor in relation to the sale of our insurance products:

                 A. G. Edwards & Sons, Inc.
                 Centaurus Financial
                 Commonwealth Financial Group, Inc.
                 Fifth Third Securities, Inc.
                 Hantz Financial Services, Inc.
                 IFMG Securities, Inc.
                 Investment Centers of America, Inc.
                 Inter Securities Inc.
                 Invest Financial Corp.
                 Linsco/Private Ledger Corp.
                 Mutual Service Corporation
                 National Planning Corporation
                 Prime Capital Services, Inc.
                 Raymond James & Associates, Inc.
                 Securities America, Inc.
                 SII Investments, Inc.
                 Thrivent Financial for Lutherans
                 Wachovia Securities, LLC
                 WM Financial Services

         Please see Appendix D for a complete list of broker-dealers that received amounts of marketing and distribution and/or administrative support in 2005 from the Distributor in relation to the sale of our insurance products.

         We may, under certain circumstances where permitted by applicable law, pay a bonus to a Contract purchaser to the extent the broker-dealer waives its commission. You can learn about the amount of any available bonus by calling the toll-free number on the cover page of this prospectus. Contract purchasers should inquire of the representative if such bonus is available to them and its compliance with applicable law. If you elect the optional Three Year Withdrawal Charge Period endorsement, if available, a lower commission may be paid to the registered representative who sells you your Contract than if you elect to purchase the product without that endorsement. We may use any of our corporate assets to cover the cost of distribution, including any profit from the Contract's mortality and expense risk charge and other charges. Besides Jackson National Life Distributors LLC, we are affiliated with the following broker-dealers:

                 *      National Planning Corporation,

                 *      SII Investments, Inc.,

                 *      IFC Holdings, Inc. d/b/a Invest Financial Corporation,

                 *      Investment Centers of America, Inc., and

                 *      Curian Clearing LLC

         The Distributor also has the following relationships with the sub-advisers and their affiliates. The Distributor receives payments from certain sub-advisers to assist in defraying the costs of certain promotional and marketing meetings in which they participate. The amounts paid depend on the nature of the meetings, the number of meetings attended, the costs expected to be incurred and the level of the sub-adviser's participation. National Planning Corporation participates in the sales of shares of retail mutual funds advised by certain sub-advisers and other unaffiliated entities and receives selling and other compensation from them in connection with those activities, as described in the prospectus or statement of additional information for those funds. The fees range between 0.30% and 0.45% depending on these factors. In addition, the Distributor acts as distributor of variable annuity contracts and variable life insurance policies (the "Other Contracts") issued by Jackson National Life Insurance Company and its subsidiary, Jackson National Life Insurance Company of New York. Raymond James Financial Services, a brokerage affiliate of the sub-adviser to the JNL/Eagle Funds, participates in the sale of Contracts and is compensated by JNLD for its activities at the standard rates of compensation. Unaffiliated broker-dealers are also compensated at the standard rates of compensation. The compensation consists of commissions, trail commissions and other compensation or promotional incentives as described above and in the prospectus or statement of additional information for the Other Contracts.

         All of the compensation described here, and other compensation or benefits provided by JNL or our affiliates, may be greater or less than the total compensation on similar or other products. The amount and/or structure of the compensation may influence your registered representative, broker-dealer or selling institution to present this Contract over other investment alternatives. The variations in compensation, however, may also reflect differences in sales effort or ongoing customer services expected of the registered representative or the broker-dealer. You may ask your registered representative about any variations and how he or she and his or her broker-dealer are compensated for selling the Contract.

--------------------------------------------------------------------------------
* Under PURCHASES, in the subsection entitled "Minimum Additional Premiums," please replace the corresponding table with the following.

     MINIMUM ADDITIONAL PREMIUMS:

          *    $500 for a qualified or non-qualified plan

          *    $50 for an automatic payment plan

          * You can pay additional premiums at any time during the accumulation phase; however, if the 5% Contract Enhancement is elected, no premium will be accepted after the first Contract Year.

* Under PURCHASES, in the subsection entitled "Optional Contract Enhancements," please replace the first two paragraphs with the following.

         OPTIONAL CONTRACT ENHANCEMENTS. If you elect one of our optional Contract Enhancements, then at the end of any business day in the first Contract Year when we receive a premium payment, we will credit your Contract Value with an additional 2%, 3% (if elected PRIOR TO JANUARY 16, 2007), 4% or 5% of your payment, depending upon which Contract Enhancement you have elected. If the 5% Contract Enhancement is elected, no premium will be accepted after the first Contract Year. (See Footnote 2 in the FEES AND EXPENSE TABLES with regard to the availability of the 5% Contract Enhancement.) There is a charge, described above, that is assessed against the Investment Divisions and the Fixed Account for the Contract Enhancements, and its amount depends upon which Contract Enhancement you elect. Allocations to the Indexed Fixed Option are not permitted in the first seven years (five years for the 2% Contract Enhancement). We will also impose a Contract Enhancement recapture charge if you

               *    make withdrawals in excess of the free withdrawals permitted
                    by  your   Contract  (or  an  additional   free   withdrawal
                    endorsement if elected),

               *    elect to receive payment under an income option, or

               * return your Contract during the Free Look period. (If you elected the 5% Contract Enhancement and return your Contract during the Free Look period, the entire amount of the Contract Enhancement will be recaptured.)

         The amount and duration of the recapture charge depends upon which Contract Enhancement you elect. We will not impose the Contract Enhancement recapture charge if your withdrawal is made for certain health-related emergencies, withdrawals of earnings, withdrawals in accordance with an additional free withdrawal provision, amounts paid out as death benefits or to satisfy required minimum distributions of the Internal Revenue Code. For purposes of the recapture charge, we treat withdrawals as coming first from earnings and then from the oldest remaining premium, based on the completed years (12 months) since the receipt of premiums. (See Example 2 in Appendix B for an illustration.) If the withdrawal requested exceeds the required minimum distribution, the recapture charge will be charged on the entire withdrawal amount. We expect to make a profit on these charges for the Contract Enhancements. Examples in Appendix B may assist you in understanding how recapture charges for the Contract Enhancements work.

* Under PURCHASES, in the subsection entitled "Optional Contract Enhancements," please replace the fourth to the last paragraph with the following.

         You may NOT elect the 3% (no longer offered as of January 16, 2007), 4%, or 5% Contract Enhancement endorsements with the 20% Additional Free Withdrawal option.

--------------------------------------------------------------------------------
* Under ACCESS TO YOUR MONEY, in the subsection entitled "20% Additional Free Withdrawal," please replace the last sentence with the following.

         You may NOT elect this option if you elect the 3% (no longer offered as of January 16, 2007), 4% or 5% Contract Enhancement endorsements or if, PRIOR TO MAY 1, 2006, you elected the Three-year Withdrawal Charge Period option.

* Under ACCESS TO YOUR MONEY, in the subsection entitled "Guaranteed Minimum Withdrawal Benefit Considerations," please replace the two bullets with the following.

     o If the Contract Value falls to zero, benefit payments under the endorsement will continue until the death of the last surviving Covered Life if the For Life Guarantee is effective. (For more information about the For Life Guarantee and for information on who is a Covered Life under this form of GMWB, please see the "Joint 5% For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up" or the "Joint 5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Five-Year Step-Up" subsections found later in this prospectus.)

     o If an Owner dies before the automatic payment of benefits begins, the surviving Covered Life may continue the Contract and the For Life Guarantee is not automatically terminated (as it is on the For Life GMWBs without the Joint Option).

* Under ACCESS TO YOUR MONEY, immediately after the subsection entitled "Guaranteed Minimum Withdrawal Benefit Considerations," please add the following subsection.

         GUARANTEED MINIMUM WITHDRAWAL BENEFIT IMPORTANT SPECIAL CONSIDERATIONS. Each of the GMWBs provides that the GMWB and all benefits thereunder will terminate on the Income Date, which is the date when annuity payments begin. The Income Date is either a date that you choose or the Latest Income Date. The Latest Income Date is the date on which the Owner attains age 90 under a Non-Qualified Contract, unless otherwise approved by the Company, or such earlier date as required by the applicable qualified plan, law or regulation.

         Before (1) electing a GMWB, (2) electing to annuitize your Contract after having purchased a GMWB, or (3) when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB, you should consider whether the termination of all benefits under the GMWB and annuitizing produces the better financial results for you. Naturally, you should discuss with your JNL representative whether a GMWB is even suitable for you. Consultation with your financial and tax advisor is also recommended.

         These considerations are of greater significance if you are thinking about electing or have elected a GMWB For Life, as the For Life payments will cease when you annuitize voluntarily or on the Latest Income Date. To the extent that we can extend the Latest Income Date without adverse tax consequences to you, we will do so, as permitted by the applicable qualified plan, law, or regulation. After you have consulted your financial and tax advisors you will need to contact us to request an extension of the Latest Income Date. Please also see "Extension of Latest Income Date" beginning on page 114 for further information regarding possible adverse tax consequences of extending the Latest Income Date.

         In addition, with regard to required minimum distributions (RMDs) under an IRA only, it is important to consult your financial and tax advisor to determine whether the benefits of a particular GMWB will satisfy your RMD requirements or whether there are other IRA holdings that can satisfy the aggregate RMD requirements. With regard to other qualified plans, you must determine what your qualified plan permits. Distributions under qualified plans and Tax-Sheltered Annuities must begin by the later of the calendar year in which you attain age 70 1/2 or the calendar year in which you retire. You do not necessarily have to annuitize your Contract to meet the minimum distribution.

* Under ACCESS TO YOUR MONEY, in the subsection entitled "Joint 5% For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up," please replace the first several paragraphs of the subsection, up to but not including the part entitled "ELECTION," with the following.

         JOINT 5% FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH ANNUAL STEP-UP. The description of this GMWB is supplemented by the examples in Appendix C, particularly examples 5 and 6 for the Step-Ups and example 9 for the For Life Guarantee.

         This GMWB is available currently for non-qualified Contracts with joint Owners. The joint Owners are required to be spouses (as defined under the Internal Revenue Code) and each joint Owner is considered to be a "Covered Life."

         The Owners cannot be subsequently changed and new Owners cannot be added. Upon death of either joint Owner, the surviving joint Owner will be treated as the primary Beneficiary and all other Beneficiaries will be treated as contingent Beneficiaries. The For Life Guarantee will not apply to these contingent Beneficiaries, as they are not Covered Lives.

         This GMWB is available on a limited basis under non-qualified Contracts for certain kinds of legal entities, such as (i) custodial accounts where the spouses are the joint annuitants and (ii) trusts where the spouses are the sole beneficial owners, and the For Life Guarantee is based on the Annuitant's life who dies last.

         BEGINNING JANUARY 16, 2007, this benefit is also available for tax-qualified Contracts. Tax-qualified Contracts cannot be issued to joint Owners and require the Owner and Annuitant to be the same person. Under a tax-qualified Contract, the election of this GMWB requires the Owner and primary Beneficiary to be spouses (as defined in the Internal Revenue Code). The Owner and only the primary spousal Beneficiary named at the election of this GMWB under a tax-qualified Contract will also each be considered a Covered Life, and these Covered Lives cannot be subsequently changed.

         For tax-qualified Contracts, the Owner and primary spousal Beneficiary cannot be changed while both are living. If the Owner dies first, the primary spousal Beneficiary will become the Owner upon Spousal Continuation and he or she may name a Beneficiary; however, that Beneficiary is not considered a Covered Life. Likewise, if the primary spousal Beneficiary dies first, the Owner may name a new Beneficiary; however, that Beneficiary is also not considered a Covered Life and consequently the For Life Guarantee will not apply to the new Beneficiary.

         For both non-qualified and tax-qualified Contracts, this GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) for the LONGER of:

               * The lifetime of the last surviving Covered Life if the For Life Guarantee is in effect;

                           The For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the youngest Covered Life's 65th birthday. If the youngest Covered Life is 65 years old or older on the endorsement's effective date, then the For Life Guarantee is effective when this GMWB is added to the Contract.

                           So long as the For Life Guarantee is in effect, withdrawals are guaranteed even in the event Contract Value is reduced to zero.

               OR

               *    Until  all   withdrawals   under  the  Contract   equal  the
                    Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

                           The GWB is the guaranteed amount available for future periodic withdrawals.

         BECAUSE OF THE FOR LIFE GUARANTEE, YOUR WITHDRAWALS COULD AMOUNT TO MORE THAN THE GWB. BUT PLEASE NOTE: THE GUARANTEES OF THIS GMWB ARE SUBJECT TO THE ENDORSEMENT'S TERMS, CONDITIONS, AND LIMITATIONS THAT ARE EXPLAINED IN THIS SUPPLEMENT, THE PROSPECTUS AND THE ENDORSEMENT.

         Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

         This GMWB is available to Covered Lives 45 to 80 years old (proof of age is required and both Covered Lives must be within the eligible age range). If the age of any Covered Life is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the Contract Value will be adjusted by the difference between the charges actually paid and the charges that would have been paid assuming the correct age. Future GMWB charges will be based on the correct age. If the age at election of either Covered Life falls outside the allowable age range, the GMWB will be null and void and all GMWB charges will be refunded.

         This GMWB may be added to a Contract on the Issue Date or on any Contract Anniversary and, if added PRIOR TO JANUARY 16, 2007, it cannot be canceled except by a spousal Beneficiary, who, upon the Owner's death, may elect to continue the Contract without the GMWB. If this GMWB is added ON JANUARY 16, 2007 OR LATER, then it cannot be canceled except by a spousal Beneficiary who is not a Covered Life, who, upon the Owner's death, may elect to continue the Contract without the GMWB. To continue joint GMWB coverage upon the death of the Owner (or the death of either joint Owner of a non-qualified Contract), provided that the other Covered Life is still living, the Contract must be continued by election of Spousal Continuation. Upon continuation, the spouse becomes the Owner and obtains all rights as the Owner.

         At least 30 calendar days' prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract Anniversary. THIS GMWB IS NOT AVAILABLE ON A CONTRACT THAT ALREADY HAS A GMWB (ONLY ONE GMWB PER CONTRACT) OR THE GUARANTEED MINIMUM INCOME BENEFIT (GMIB) (THE GMIB IS NO LONGER OFFERED AS OF JANUARY 16, 2007). Availability of this GMWB may be subject to further limitation.

         There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect, which is the maximum of the Guaranteed Annual Withdrawal Amount (GAWA) or the required minimum distribution. Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated.

* Under ACCESS TO YOUR MONEY, in the subsection entitled "Joint 5% For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up," in the part entitled "WITHDRAWALS," please replace the last sentence of the last paragraph with the following.

         For more information about tax-qualified and non-qualified Contracts, please see "TAXES" beginning on page 112.

* Under ACCESS TO YOUR MONEY, in the subsection entitled "Joint 5% For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up," please replace the part entitled "OWNER'S DEATH" with the following.

         OWNER'S DEATH. The Contract's death benefit is not affected by this GMWB SO LONG AS CONTRACT VALUE IS GREATER THAN ZERO and the Contract is still in the accumulation phase. Upon the death of the Owner (or the death of either joint Owner of a non-qualified Contract) while the Contract is still in force and before the Income Date, this GMWB terminates without value unless continued by the spouse.

* Under ACCESS TO YOUR MONEY, in the subsection entitled "Joint 5% For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up," please replace the part entitled "SPOUSAL CONTINUATION" with the following.

         SPOUSAL CONTINUATION. In the event of the Owner's (or either joint Owner's) death, the surviving spousal beneficiary may elect to:

               * Continue the Contract WITH this GMWB - so long as the Contract Value is greater than zero, and the Contract is still in the accumulation phase. (The date the spousal Beneficiary's election to continue the Contract is in Good Order is called the Continuation Date.)

                            * If the surviving spouse is a Covered Life and the For Life Guarantee is already in effect, then the For Life Guarantee remains effective on and after the Continuation Date. If the For Life Guarantee is not already in effect and the surviving spouse is a Covered Life, the For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the youngest original Covered Life's 65th birthday, and the above rules for the For Life Guarantee apply. The effective date of the For Life Guarantee will be set on the effective date of the endorsement.

                               If the surviving spouse is not a Covered Life, the For Life Guarantee is null and void. However, the surviving spouse will be entitled to make withdrawals until the GWB is exhausted.

                            * For a surviving spouse who is a Covered Life, continuing the Contract with this GMWB is necessary to be able to fully realize the benefit of the For Life Guarantee. The For Life Guarantee is not a separate guarantee and only applies if the related GMWB has not terminated.

                            * Step-Ups will continue automatically or as permitted in accordance with the above rules for Step-Ups.

                            * Contract Anniversaries will continue to be based on the original Contract's Issue Date.

                            *  A new joint Owner may not be added in a
                               non-qualified Contract if a surviving spouse continues the Contract.

               * Continue the Contract WITHOUT this GMWB (GMWB is terminated) if the GMWB was added to the Contract PRIOR TO JANUARY 16, 2007. Thereafter, no GMWB charge will be assessed.

               * Continue the Contract WITHOUT this GMWB (GMWB is terminated) if this GMWB was added to the Contract ON JANUARY 16, 2007 OR LATER and if the surviving spouse is not a Covered Life. Thereafter, no GMWB charge will be assessed. If the surviving spouse is a Covered Life, the Contract cannot be continued without this GMWB.

               * Add another GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the spousal Beneficiary's eligibility, and provided that this GMWB was terminated on the Continuation Date.

         For more information about spousal continuation of a Contract, please see "Special Spousal Continuation Option" beginning on page 110.

* Under ACCESS TO YOUR MONEY, in the subsection entitled "Joint 5% For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up," please replace the part entitled "TERMINATION" with the following.

         TERMINATION. This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last quarterly statement charge and all benefits cease on the earliest of:

               *    The Income Date;

               * The date of complete withdrawal of Contract Value (full surrender of the Contract);

               * The date of death of the Owner (or either joint Owner), UNLESS the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB (continuing the Contract with this GMWB is necessary to be able to fully realize the benefit of the For Life Guarantee if the surviving spouse is a Covered Life);

               * The Continuation Date on a Contract in which this GMWB was added PRIOR TO JANUARY 16, 2007 if the spousal Beneficiary elects to continue the Contract without the GMWB;

               * The Continuation Date on a Contract in which this GMWB was added ON JANUARY 16, 2007 OR LATER, if the spousal Beneficiary, who is not a Covered Life, elects to continue the Contract without the GMWB; or

               * The date all obligations under this GMWB are satisfied after the Contract Value is zero.

         EFFECT OF GMWB ON TAX DEFERRAL. This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract. Please consult your tax and financial advisors before adding this GMWB to a Contract.

--------------------------------------------------------------------------------
* Under INCOME PAYMENTS (THE INCOME PHASE), please replace the third paragraph with the following.

         You can change the Income Date or income option at least seven days before the Income Date, but changes to the Income Date may only be to a later date. You must give us written notice at least seven days before the scheduled Income Date. Income payments must begin by your 90th birthday under a non-qualified Contract, or by such earlier date as required by the applicable qualified plan, law or regulation, unless otherwise approved by the Company. Under a traditional Individual Retirement Annuity, required minimum distributions must begin in the calendar year in which you attain age 70 1/2 (or such other age as required by law). Distributions under qualified plans and Tax-Sheltered Annuities must begin by the later of the calendar year in which you attain age 70 1/2 or the calendar year in which you retire. You do not necessarily have to annuitize your Contract to meet the minimum distribution requirements for Individual Retirement Annuities, qualified plans, and Tax-Sheltered Annuities. Distributions from Roth IRAs are not required prior to your death.

* Under INCOME PAYMENTS (THE INCOME PHASE), in the subsection entitled "Variable Income Payments," please add the following two paragraphs before the last paragraph.

         If the actual net investment rate experienced by an Investment Division exceeds the assumed net investment rate, variable annuity payments will increase over time. Conversely, if the actual net investment rate is less than the assumed net investment rate, variable annuity payments will decrease over time. If the actual net investment rate equals the assumed net investment rate, the variable annuity payments will remain constant.

         If the assumed net investment rate is a lower percentage, for example, 3% versus 4.5% under a particular Annuity Option, the initial payment will be smaller if a 3% assumed net investment rate applies instead of a 4.5% assumed net investment rate, but, all other things being equal, the subsequent 3% assumed net investment rate payments have the potential for increasing in amount by a larger percentage and for decreasing in amount by a smaller percentage.

--------------------------------------------------------------------------------
* Under DEATH BENEFIT, please replace the corresponding subsections regarding calculations for the optional death benefits on and after May 2, 2005, with the following.

                  HIGHEST ANNIVERSARY VALUE DEATH BENEFIT, changes your basic death benefit to the greatest of:

                    (a) your Contract Value as of the end of the business day on which we receive all required documentation from your Beneficiary; or

                    (b)  total Net Premiums since your Contract was issued; or

                    (c) your greatest Contract Value on any Contract Anniversary prior to your 81st birthday, MINUS any withdrawals (including any applicable withdrawal charges and adjustments), the Annual Contract Maintenance Charges, transfer charges, any applicable charges due under any optional endorsement and taxes subsequent to that Contract Anniversary, PLUS any premiums paid (net of any applicable premium taxes) subsequent to that Contract Anniversary. FOR CONTRACTS ISSUED ON OR AFTER JANUARY 16, 2007, ANNUAL CONTRACT MAINTENANCE CHARGES, TRANSFER CHARGES, ANY APPLICABLE CHARGES DUE UNDER ANY OPTIONAL ENDORSEMENT AND TAXES SUBSEQUENT TO THAT CONTRACT ANNIVERSARY WILL NOT BE DEDUCTED FROM YOUR GREATEST CONTRACT VALUE.

                  COMBINATION 5% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT, changes your basic death benefit to the greatest of:

                    (a) your Contract Value as of the end of the business day on which we receive all required documentation from your Beneficiary; or

                    (b) total Net Premiums since your Contract was issued, compounded at 5% per annum until the Contract
                         Anniversary  immediately  preceding your 81st birthday;
                         or

                    (c) your Contract Value at the end of your seventh Contract Year or as of the Contract Anniversary immediately preceding your 81st birthday, whichever is earlier, PLUS your total Net Premiums since then, compounded at 5% per annum until the Contract Anniversary immediately preceding your 81st birthday; or

                    (d) your greatest Contract Value on any Contract Anniversary prior to your 81st birthday, MINUS any withdrawals (including any applicable withdrawal charges and adjustments), the Annual Contract Maintenance Charges, transfer charges, any applicable charges due under any optional endorsement and taxes subsequent to that Contract Anniversary, PLUS any premiums paid (net of any applicable premium taxes), subsequent to that Contract Anniversary. FOR CONTRACTS ISSUED ON OR AFTER JANUARY 16, 2007, ANNUAL CONTRACT MAINTENANCE CHARGES, TRANSFER CHARGES, ANY APPLICABLE CHARGES DUE UNDER ANY OPTIONAL ENDORSEMENT AND TAXES SUBSEQUENT TO THAT CONTRACT ANNIVERSARY WILL NOT BE DEDUCTED FROM YOUR GREATEST CONTRACT VALUE.

                  However, the interest rate is 4% if you are 70 years old or older on the Contract's Issue Date. Also, the interest rate is 3% per annum in some states, and accordingly, the interest rate is 2% per annum if you are 70 years old or older on the Contract's Issue Date, having purchased this optional death benefit in such state.

                  COMBINATION 4% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT (no longer offered after January 16, 2007), changes your basic death benefit to the greatest of:

                    (a)  your Contract  Value as of the business day on which we
                         receive   all   required    documentation   from   your
                         Beneficiary; or

                    (b) total Net Premiums since your Contract was issued, compounded at 4% per annum until the Contract
                         Anniversary  immediately  preceding your 81st birthday;
                         or

                    (c) your Contract Value at the end of your seventh Contract Year or as of the Contract Anniversary immediately preceding your 81st birthday, whichever is earlier, PLUS your total Net Premiums since then, compounded at 4% per annum until the Contract Anniversary immediately preceding your 81st birthday; or

                    (d) your greatest Contract Value on any Contract Anniversary prior to your 81st birthday, MINUS any withdrawals (including any applicable withdrawal charges and adjustments), the Annual Contract Maintenance Charges, transfer charges, any applicable charges due under any optional endorsement and taxes subsequent to that Contract Anniversary, PLUS any premiums paid (net of any applicable premium taxes) subsequent to that Contract Anniversary.

                  However, the interest rate is 3% per annum if you are 70 years old or older on the Contract's Issue Date.

--------------------------------------------------------------------------------
* Under TAXES, in the subsection entitled "Extension of Latest Income Date," please replace the first sentence with the following.

         If you do not annuitize your non-qualified Contract on or before the latest Income Date, it is possible that the IRS could challenge the status of your Contract as an annuity Contract for tax purposes.

* Under TAXES, please delete the subsection entitled "IRS Approval" in its entirety.

* Under TAXES, in the subsection entitled "Owner Control," please replace the second paragraph with the following.

         The Contract will differ from the contracts described in the Revenue Ruling, in two respects. The first difference is that the contract in the Revenue Ruling provided only 12 investment options with the insurance company having the ability to add an additional 8 options whereas a Contract offers 73 Investment Divisions and at least one Fixed Account option, although a Contract owner can select no more than 18 fixed and variable options at any one time. The second difference is that the owner of a contract in the Revenue Ruling could only make one transfer per 30-day period without a fee whereas during the accumulation phase, a Contract owner will be permitted to make up to 15 transfers in any one year without a charge.

--------------------------------------------------------------------------------
* Under APPENDIX B, please add the following examples after the two existing examples.


-------------------------------------------------------------------------------------------------------------------------
EXAMPLE 3 USING THE BASE
WITHDRAWAL CHARGE SCHEDULE
-------------------------------------------------------------------------------------------------------------------------
              100,000.00 : Premium
                   6.00% : Withdrawal Charge Year 4
                   5.00% : Contract Enhancement
                   3.00% : Recapture Charge Year 4
                   5.50% : Net Return

AT END OF YEAR 4
              130,076.59 : Contract Value at end of year 4
              100,000.00 : Net Withdrawal requested

               30,076.59 : Earnings
               76,838.91 : Premium withdrawn (grossed up to account for Withdrawal Charge and Recapture Charge)
               ---------
              106,915.50 : Total Gross Withdrawal

              106,915.50 : Total Gross Withdrawal
               -4,610.33 : Withdrawal Charge
               -2,305.17 : Recapture Charge
              100,000.00 : Total Net Withdrawal
-------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
EXAMPLE 4 USING THE BASE
WITHDRAWAL CHARGE SCHEDULE
------------------------------------------------------------------------------------------------------------------------
               10/1/2001
              100,000.00 : Premium
                   7.00% : Withdrawal Charge Contribution Year 3
                   4.00% : Recapture Charge Contribution Year 3
               12/1/2001
              100,000.00 : Premium
                   8.00% : Withdrawal Charge Contribution Year 2
                   4.50% : Recapture Charge Contribution Year 2

                   5.00% : Contract Enhancement
                   0.00% : Net Return

               11/1/2003
              210,000.00 : Contract Value
              150,000.00 : Net Withdrawal Requested

               10,000.00 : Earnings
               10,000.00 : Additional Free
              100,000.00 : Premium 1 withdrawn (grossed up to account for WC and RC)
               46,857.14 : Premium 2 withdrawn (grossed up to account for WC  and RC)
              166,857.14 : Total Gross Withdrawal

              166,857.14 : Total Gross Withdrawal
               -7,000.00 : Withdrawal Charge from Premium 1
               -4,000.00 : Recapture Charge from Premium 1
               -3,748.57 : Withdrawal Charge from Premium 2
               -2,108.57 : Recapture Charge from Premium 2
              150,000.00 : Total Net Withdrawal
------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
* Under APPENDIX C, please replace the entire appendix with the following.

                            GMWB PROSPECTUS EXAMPLES

Unless otherwise specified, the following examples assume you elected a 5% GMWB when you purchased your Contract, no other optional benefits were elected, your initial premium payment was $100,000, your GAWA is greater than your RMD at the time a withdrawal is requested, and all partial withdrawals requested include any applicable charges. The examples also assume that the GMWB and any For Life guarantee have not been terminated as described in the Access to Your Money section of this prospectus. If you elected a GMWB other than a 5% GMWB, the examples will still apply, given that you replace the 5% in each of the GAWA calculations with the appropriate percentage. NOTE: the 5% Guaranteed Minimum Withdrawal Benefit (GMWB) Without Step-Up, the 5% For Life GMWB With Bonus and 5-Year Step-Up, and the Joint 5% For Life GMWB With Bonus and 5-Year Step-Up are not available as of January 16, 2007.

EXAMPLE 1: AT ELECTION, YOUR GWB AND GAWA ARE DETERMINED.

     o    Example 1a: If the GMWB is elected at issue:

          o Your initial GWB is $100,000, which is your initial Premium payment.

          o    Your  GAWA  is  $5,000,   which  is  5%  of  your   initial   GWB
               ($100,000*0.05 = $5,000).

     o Example 1b: If the GMWB is elected after issue when the Contract Value is $105,000:

          o Your initial GWB is $105,000, which is your Contract Value on the effective date of the endorsement.

          o    Your  GAWA  is  $5,250,   which  is  5%  of  your   initial   GWB
               ($105,000*0.05 = $5,250).

     o Example 1c: If the GMWB is elected after issue when the Contract Value is $110,000 and your Contract includes a Contract Enhancement with a total Recapture Charge of $5,000 at the time the GMWB is elected:

          o Your initial GWB is $105,000, which is your Contract Value ($110,000) less the Recapture Charge ($5,000) on the effective date of the endorsement.

          o    Your  GAWA  is  $5,250,   which  is  5%  of  your   initial   GWB
               ($105,000*0.05 = $5,250).

     o    Notes:

          o If your endorsement includes a Guaranteed Withdrawal Balance Bonus provision, your bonus base is set equal to your GWB and the time of election.

EXAMPLE 2: UPON PAYMENT OF A SUBSEQUENT PREMIUM, YOUR GWB AND GAWA ARE RE-DETERMINED. YOUR GWB IS SUBJECT TO A MAXIMUM OF $5,000,000.

     o Example 2a: If you make an additional Premium payment of $50,000 and your GWB is $100,000 at the time of payment:

          o    Your  new  GWB is  $150,000,  which  is  your  GWB  prior  to the
               additional   Premium  payment  ($100,000)  plus  your  additional
               Premium payment ($50,000).

          o Your GAWA is $7,500, which is your GAWA prior to the additional Premium payment ($5,000) plus 5% of your additional Premium payment ($50,000*0.05 = $2,500).

     o Example 2b: If you make an additional Premium payment of $100,000 and your GWB is $4,950,000 and your GAWA is $247,500 at the time of payment:

          o Your new GWB is $5,000,000, which is the maximum, since your GWB prior to the additional Premium payment ($4,950,000) plus your additional Premium payment ($100,000) exceeds the maximum of $5,000,000.

          o Your GAWA is $250,000, which is your GAWA prior to the additional Premium payment ($247,500) plus 5% of the allowable $50,000 increase in your GWB (($5,000,000 - $4,950,000)*0.05 = $2,500).

     o    Notes:

          o If your endorsement includes a Guaranteed Withdrawal Balance Bonus provision, your bonus base is increased by the Premium payment, subject to a maximum of $5,000,000.

EXAMPLE 3: UPON WITHDRAWAL OF THE GUARANTEED AMOUNT (WHICH IS YOUR GAWA FOR ENDORSEMENTS FOR NON-QUALIFIED AND QUALIFIED CONTRACTS THAT DO NOT PERMIT WITHDRAWALS IN EXCESS OF THE GAWA OR WHICH IS THE GREATER OF YOUR GAWA OR YOUR RMD FOR THOSE GMWBS RELATED TO QUALIFIED CONTRACTS THAT PERMIT WITHDRAWALS IN EXCESS OF THE GAWA TO EQUAL YOUR RMD), YOUR GWB AND GAWA ARE RE-DETERMINED.

     o Example 3a: If you withdraw an amount equal to your GAWA ($5,000) when your GWB is $100,000:

          o Your new GWB is $95,000, which is your GWB prior to the withdrawal ($100,000) less the amount of the withdrawal ($5,000).

          o Your GAWA for the next year remains $5,000, since you did not withdraw an amount that exceeds your GAWA.

          o If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years, prior to the Latest Income Date, to deplete your GWB ($95,000 / $5,000 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal). However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 19 years, prior to the Latest Income Date.

o Example 3b: If you withdraw an amount equal to your RMD ($7,500), which is greater than your GAWA ($5,000) when your GWB is $100,000 and your RMD provision is in effect for your endorsement:

     o Your new GWB is $92,500, which is your GWB prior to the withdrawal ($100,000) less the amount of the withdrawal ($7,500).

          o Your GAWA for the next year remains $5,000, since your withdrawal did not exceed the greater of your GAWA ($5,000) or your RMD ($7,500).

          o If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years, prior to the Latest Income Date, to deplete your GWB ($92,500 / $5,000 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and the amount of the final withdrawal would be less than your GAWA (and equal to your remaining GWB) if your endorsement is not a For Life GMWB or if your endorsement is a For Life GMWB and the For Life Guarantee is not in effect. However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 19 years, prior to the Latest Income Date.

     o    Notes:

          o If your endorsement includes a Guaranteed Withdrawal Balance Bonus provision, your bonus base remains unchanged since the withdrawal did not exceed the guaranteed amount; however, no bonus will be applied to your GWB at the end of the Contract Year in which the withdrawal is taken.

          o If your endorsement does not include a For Life Guarantee or if the For Life Guarantee is not in effect, your GAWA would not be permitted to exceed your new GWB.

          o Withdrawals taken in connection with a GMWB are considered the same as any other withdrawal for the purpose of determining all other values under the Contract. In the case where your minimum death benefit is reduced proportionately for withdrawals, your death benefit may be reduced by more than the amount of the withdrawal.

EXAMPLE 4: UPON WITHDRAWAL OF AN AMOUNT THAT EXCEEDS YOUR GUARANTEED AMOUNT (AS DEFINED IN EXAMPLE 3), YOUR GWB AND GAWA ARE RE-DETERMINED.

     o Example 4a: If you withdraw an amount ($10,000) that exceeds your GAWA ($5,000) when your Contract Value is $120,000 and your GWB is $100,000:

          o Your new GWB is $90,000, which is the lesser of 1) your GWB prior to the withdrawal less the amount of the withdrawal ($100,000 - $10,000 = $90,000) or 2) your Contract Value prior to the withdrawal less the amount of the withdrawal ($120,000 - $10,000 = $110,000).

          o Your GAWA is recalculated based on the type of endorsement you have elected and/or the effective date of the endorsement. In addition, if you have elected a For Life GMWB, your For Life Guarantee may be impacted depending on the effective date of the endorsement.

          - If your endorsement is a For Life GMWB and is effective prior to 05/01/2006 or if your endorsement is not a For Life GMWB, your GAWA for the next year remains $5,000, since it is recalculated to equal the lesser of 1) your GAWA prior to the withdrawal ($5,000) or 2) 5% of your Contract Value after the withdrawal ($110,000*0.05 = $5,500). If you continued to take annual withdrawals equal to your GAWA, it would take an additional 18 years, prior to the Latest Income Date, to deplete your GWB ($90,000 / $5,000 per year = 18 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal). In addition, if you have elected a For Life GMWB, your For Life Guarantee becomes null and void since the amount of the withdrawal exceeds your GAWA.

          - If your endorsement is a For Life GMWB and is effective on or after 05/01/2006, your GAWA is recalculated to equal $4,500, which is 5% of your new GWB ($90,000*0.05 = $4,500), and if the For Life Guarantee was effective prior to the withdrawal, it remains in effect. If you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years, prior to the Latest Income Date, to deplete your GWB ($90,000 / $4,500 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal). However, if your For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, prior to the Latest Income Date.

          o If your endorsement includes a Guaranteed Withdrawal Balance Bonus provision and your bonus base is $100,000 just prior to the withdrawal, your bonus base is recalculated to equal $90,000, which is the lesser of 1) your bonus base prior to the withdrawal ($100,000) or 2) your GWB following the withdrawal ($90,000). In addition, no bonus will be applied to your GWB at the end of the Contract Year in which the withdrawal is taken.

     o Example 4b: If you withdraw an amount ($10,000) that exceeds your GAWA ($5,000) when your Contract Value is $105,000 and your GWB is $100,000:

          o Your new GWB is $90,000, which is the lesser of 1) your GWB prior to the withdrawal less the amount of the withdrawal ($100,000 - $10,000 = $90,000) or 2) your Contract Value prior to the withdrawal less the amount of the withdrawal ($105,000 - $10,000 = $95,000).

          o Your GAWA is recalculated based on the type of endorsement you have elected and/or the effective date of the endorsement. In addition, if you have elected a For Life GMWB, your For Life Guarantee may be impacted depending on the effective date of the endorsement.

          - If your endorsement is a For Life GMWB and is effective prior to 05/01/2006 or if your endorsement is not a For Life GMWB, your GAWA for the next year is recalculated to equal $4,750, which is the lesser of 1) your GAWA prior to the withdrawal ($5,000) or 2) 5% of your Contract Value after the withdrawal ($95,000*0.05 = $4,750). If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years, prior to the Latest Income Date, to deplete your GWB ($90,000 / $4,750 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and the amount of your final withdrawal would be less than your GAWA (and equal to your remaining GWB). In addition, if you have elected a For Life GMWB, your For Life Guarantee becomes null and void since the amount of the withdrawal exceeds your GAWA.

          - If your endorsement is a For Life GMWB and is effective on or after 05/01/2006, your GAWA is recalculated to equal $4,500, which is 5% of your new GWB ($90,000*0.05 = $4,500), and if the For Life Guarantee was effective prior to the withdrawal, it remains in effect. If you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years, prior to the Latest Income Date, to deplete your GWB ($90,000 / $4,500 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal). However, if your For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, prior to the Latest Income Date.

          o If your endorsement includes a Guaranteed Withdrawal Balance Bonus provision and your bonus base is $100,000 just prior to the withdrawal, your bonus base is recalculated to equal $90,000, which is the lesser of 1) your bonus base prior to the withdrawal ($100,000) or 2) your GWB following the withdrawal ($90,000). In addition, no bonus will be applied to your GWB at the end of the Contract Year in which the withdrawal is taken.

     o Example 4c: If you withdraw an amount ($10,000) that exceeds your GAWA ($5,000) when your Contract Value is $90,000 and your GWB is $100,000:

          o Your new GWB is $80,000, which is the lesser of 1) your GWB prior to the withdrawal less the amount of the withdrawal ($100,000 - $10,000 = $90,000) or 2) your Contract Value prior to the withdrawal less the amount of the withdrawal ($90,000 - $10,000 = $80,000).

          o Your GAWA is recalculated based on the type of endorsement you have elected and/or the effective date of the endorsement. In addition, if you have elected a For Life GMWB, your For Life Guarantee may be impacted depending on the effective date of the endorsement.

          - If your endorsement is a For Life GMWB and is effective prior to 05/01/2006 or if your endorsement is not a For Life GMWB, your GAWA for the next year is recalculated to equal $4,000, which is the lesser of 1) your GAWA prior to the withdrawal ($5,000) or 2) 5% of your Contract Value after the withdrawal ($80,000*0.05 = $4,000). If you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years, prior to the Latest Income Date, to deplete your GWB ($80,000 / $4,000 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal). In addition, if you have elected a For Life GMWB, your For Life Guarantee becomes null and void since the amount of the withdrawal exceeds your GAWA.

          - If your endorsement is a For Life GMWB and is effective on or after 05/01/2006, your GAWA is recalculated to equal $4,000, which is 5% of your new GWB ($80,000*0.05 = $4,000), and if the For Life Guarantee was effective prior to the withdrawal, it remains in effect. If you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years, prior to the Latest Income Date, to deplete your GWB ($80,000 / $4,000 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal). However, if your For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, prior to the Latest Income Date.

          o If your endorsement includes a Guaranteed Withdrawal Balance Bonus provision and your bonus base is $100,000 just prior to the withdrawal, your bonus base is recalculated to equal $80,000, which is the lesser of 1) your bonus base prior to the withdrawal ($100,000) or 2) your GWB following the withdrawal ($80,000). In addition, no bonus will be applied to your GWB at the end of the Contract Year in which the withdrawal is taken.

     o    Notes:

          o If your endorsement does not include a For Life Guarantee or if the For Life Guarantee is not in effect, your GAWA would not be permitted to exceed your remaining GWB.

          o Withdrawals taken in connection with a GMWB are considered the same as any other withdrawal for the purpose of determining all other values under the Contract. In the case where your minimum death benefit is reduced proportionately for withdrawals, your death benefit may be reduced by more than the amount of the withdrawal.

EXAMPLE 5: UPON STEP-UP, YOUR GWB AND GAWA ARE RE-DETERMINED. (THIS EXAMPLE ONLY APPLIES IF YOUR ENDORSEMENT CONTAINS A GUARANTEED WITHDRAWAL BALANCE STEP-UP PROVISION.)

     o Example 5a: If at the time of step-up your Contract Value is $200,000, your GWB is $100,000 and your GAWA is $5,000:

          o Your new GWB is recalculated to equal $200,000, which is equal to your Contract Value.

          o Your GAWA for the next year is recalculated to equal $10,000, which is the greater of 1) your GAWA prior to the step-up ($5,000) or 2) 5% of your new GWB ($200,000*0.05 = $10,000).

          o If your endorsement includes a Guaranteed Withdrawal Balance Bonus provision your bonus base is $100,000 just prior to the step-up, your bonus base is recalculated to equal $200,000, which is the greater of 1) your bonus base prior to the step-up ($100,000) or 2) your GWB following the step-up ($200,000).

          o After step-up, if you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years, prior to the Latest Income Date, to deplete your GWB ($200,000 / $10,000 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal). However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, prior to the Latest Income Date.

     o Example 5b: If at the time of step-up your Contract Value is $90,000, your GWB is $80,000 and your GAWA is $5,000:

          o Your new GWB is recalculated to equal $90,000, which is equal to your Contract Value.

          o Your GAWA for the next year remains $5,000, which is the greater of 1) your GAWA prior to the step-up ($5,000) or 2) 5% of your new GWB ($90,000*0.05 = $4,500).

          o If your endorsement includes a Guaranteed Withdrawal Balance Bonus provision and your bonus base is $100,000 just prior to the step-up, your bonus base remains $100,000, which is the greater of 1) your bonus base prior to the step-up ($100,000) or 2) your GWB following the step-up ($90,000).

          o After step-up, if you continued to take annual withdrawals equal to your GAWA, it would take an additional 18 years, prior to the Latest Income Date, to deplete your GWB ($90,000 / $5,000 per year = 18 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal). However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 18 years, prior to the Latest Income Date.

     o    Notes:

          o If your endorsement contains a provision for Owner-initiated step-ups, the election of an Owner-initiated step-up may result in an increase in the GMWB charge. If the charge does increase, a separate calculation would be recommended to establish if the step-up is a beneficial election.

          o If your endorsement contains a provision for automatic step-ups, your GWB will only step up to the Contract Value if the Contract Value is greater than your GWB at the time of the automatic step-up.

          o If your endorsement contains a Guaranteed Withdrawal Balance Bonus provision and a provision for automatic step-ups, your bonus base will be re-determined only if your GWB is increased upon step-up to a value above your bonus base just prior to the step-up.

EXAMPLE 6: IMPACT OF THE ORDER OF TRANSACTIONS. (THIS EXAMPLE ONLY APPLIES IF YOUR ENDORSEMENT CONTAINS A GUARANTEED WITHDRAWAL BALANCE STEP-UP PROVISION.)

     o If prior to any transactions your Contract Value is $200,000, your GWB is $100,000 and you wish to step up your GWB (or your GWB is due to step up automatically) and you also wish to take a withdrawal of an amount equal to your GAWA ($5,000):

          o If you request the withdrawal after the step-up, upon step-up, your GWB is set equal to $200,000, which is your Contract Value. At that time, your GAWA is recalculated and is equal to $10,000, which is the greater of 1) your GAWA prior to the step-up ($5,000) or 2) 5% of your new GWB ($200,000*0.05 = $10,000).
               Following the step-up and after the withdrawal of $5,000, your new GWB is $195,000, which is your GWB less the amount of the withdrawal ($200,000 - $5,000 = $195,000) and your GAWA will remain at $10,000 since the amount of the withdrawal does not exceed your GAWA. If you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years, prior to the Latest Income Date, to deplete your GWB ($195,000 / $10,000 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and the amount of the final withdrawal would be less than your GAWA (and equal to your remaining GWB). However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, prior to the Latest Income Date.

                    o If your endorsement contains a Guaranteed Withdrawal Balance Bonus provision and your bonus base is $100,000 just prior to the step-up, at the time of step-up, your bonus base is recalculated and is equal to $200,000, which is the greater of 1) your bonus base prior to the step-up ($100,000) or 2) your GWB following the step-up ($200,000). Your bonus base is not adjusted upon withdrawal since the amount of the withdrawal does not exceed your GAWA.

          o If you requested the withdrawal prior to the step-up, immediately following the withdrawal transaction, your new GWB is $95,000, which is your GWB less the amount of the withdrawal ($100,000 - $5,000 = $95,000) and your Contract Value becomes $195,000, which is your Contract Value prior to the withdrawal less the amount of the withdrawal ($200,000 - $5,000 = $195,000). Upon step-up following the withdrawal, your GWB is set equal to $195,000, which is your Contract Value. At that time, your GAWA is recalculated and is equal to $9,750, which is the greater of 1) your GAWA prior to the step-up ($5,000) or 2) 5% of your new GWB ($195,000*0.05 = $9,750). If you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years, prior to the Latest Income Date, to deplete your GWB ($195,000 / $9,750 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal). However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, prior to the Latest Income Date.

               o If your endorsement contains a Guaranteed Withdrawal Balance Bonus provision and your bonus base is $100,000 just prior to the step-up, at the time of the withdrawal, your bonus base is not adjusted since the amount of the withdrawal does not exceed your GAWA. At the time of step-up, your bonus base is recalculated and is equal to $195,000, which is the greater of 1) your bonus base prior to the step-up ($100,000) or 2) your GWB following the step-up ($195,000).

     o    Notes:

          o As the example illustrates, when considering a request for a withdrawal at or near the same time as the election or automatic application of a step-up, the order of the transactions may impact your GAWA. If the step-up would result in an increase in your GAWA and the requested withdrawal is less than or equal to your new GAWA, your GAWA resulting after the two transactions would be greater if the withdrawal is requested after the step-up is applied. If the step-up does not increase your GAWA or the withdrawal requested is greater than your new GAWA, your GAWA resulting from the transactions is the same regardless of the order of the transactions.

          o This example would also apply in situations when the withdrawal exceeded your GAWA but not your permissible RMD. o If your endorsement contains a provision for Owner-initiated step-ups, the election of an Owner-initiated step-up may result in an increase in the GMWB charge.

          o If your endorsement contains a provision for automatic step-ups, your GWB will only step up to the Contract Value if the Contract Value is greater than your GWB at the time of the automatic step-up.

          o If your endorsement contains a Guaranteed Withdrawal Balance Bonus provision and a provision for automatic step-ups, your bonus base will be re-determined only if your GWB is increased upon step-up to a value above your bonus base just prior to the step-up.

          o If your endorsement does not include a For Life Guarantee or if the For Life Guarantee is not in effect, your GAWA would not be permitted to exceed your remaining GWB.

          o Withdrawals taken in connection with a GMWB are considered the same as any other withdrawal for the purpose of determining all other values under the Contract. In the case where your minimum death benefit is reduced proportionately for withdrawals, your death benefit may be reduced by more than the amount of the withdrawal.

EXAMPLE 7: UPON APPLICATION OF THE GUARANTEED WITHDRAWAL BALANCE BONUS, YOUR GWB AND GAWA ARE RE-DETERMINED. (THIS EXAMPLE ONLY APPLIES IF YOUR ENDORSEMENT CONTAINS A GUARANTEED WITHDRAWAL BALANCE BONUS PROVISION.)

     o Example 7a: If at the end of a Contract Year in which you have taken no withdrawals, your GWB is $100,000, your bonus base is $100,000, and your GAWA is $5,000:

          o Your new GWB is recalculated to equal $105,000, which is equal to your GWB plus 5% of your bonus base ($100,000 + $100,000*0.05 = $105,000).

          o Your GAWA for the next year is recalculated to equal $5,250, which is the greater of 1) your GAWA prior to the application of the bonus ($5,000) or 2) 5% of your new GWB ($105,000*0.05 =
               $5,250).

          o After the application of the bonus, if you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years, prior to the Latest Income Date, to deplete your GWB ($105,000 / $5,250 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal). However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, prior to the Latest Income Date.

     o Example 7b: If at the end of a Contract Year in which you have taken no withdrawals, your GWB is $90,000, your bonus base is $100,000, and your GAWA is $5,000:

          o Your new GWB is recalculated to equal $95,000, which is equal to your GWB plus 5% of your bonus base ($90,000 + $100,000*0.05 = $95,000).

          o Your GAWA for the next year remains $5,000, which is the greater of 1) your GAWA prior to the application of the bonus ($5,000) or
               2) 5% of your new GWB ($95,000*0.05 = $4,750).

          o After the application of the bonus, if you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years, prior to the Latest Income Date, to deplete your GWB ($95,000 / $5,000 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal). However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 19 years, prior to the Latest Income Date.

     o    Notes:

          o Your bonus base is not recalculated upon the application of the bonus to your GWB.

EXAMPLE 8: FOR LIFE GUARANTEE BECOMES EFFECTIVE AFTER THE EFFECTIVE DATE OF THE ENDORSEMENT. AT THE TIME THE FOR LIFE GUARANTEE BECOMES EFFECTIVE, YOUR GAWA IS RE-DETERMINED. (THIS EXAMPLE ONLY APPLIES IF YOUR ENDORSEMENT IS A FOR LIFE GMWB EFFECTIVE ON OR AFTER 05/01/2006.)

     o Example 8a: If on the Contract Anniversary on or immediately following your 65th birthday your Contract Value is $30,000, your GWB is $50,000, and your GAWA is $5,000:

          o Your GAWA for the next year is recalculated to equal $2,500, which is equal to 5% of the current GWB ($50,000*0.05 = $2,500).

          o The For Life Guarantee becomes effective, thus allowing you to make annual withdrawals equal to your GAWA for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option). Once the For Life Guarantee becomes effective, it remains in effect until the endorsement is terminated, as described in the Access to Your Money section of this prospectus, or upon continuation of the Contract by the spouse (unless your endorsement is a For Life GMWB with Joint Option and the spouse continuing the Contract is a Covered Life in which case the For Life Guarantee remains in effect upon continuation of the Contract by the spouse).

     o Example 8b: If your Contract Value has fallen to $0 prior to the Contract Anniversary on or immediately following your 65th birthday, your GWB is $50,000 and your GAWA is $5,000:

          o You will continue to receive automatic payments of a total annual amount that equals your GAWA until your GWB is depleted. However, your GAWA would not be permitted to exceed your remaining GWB. Your GAWA is not recalculated since the Contract Value is $0.

          o The For Life Guarantee does not become effective due to the depletion of the Contract Value prior to the effective date of the For Life Guarantee.

     o Example 8c: If on the Contract Anniversary on or immediately following your 65th birthday, your Contract Value is $50,000, your GWB is $0, and your GAWA is $5,000:

          o Your GAWA for the next year is recalculated to equal $0, which is equal to 5% of the current GWB ($0*0.05 = $0).

          o The For Life Guarantee becomes effective, thus allowing you to make annual withdrawals equal to your GAWA for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option). Once the For Life Guarantee becomes effective, it remains in effect until the endorsement is terminated, as described in the Access to Your Money section of this prospectus, or upon continuation of the Contract by the spouse (unless your endorsement is a For Life GMWB with Joint Option and the spouse continuing the Contract is a Covered Life in which case the For Life Guarantee remains in effect upon continuation of the Contract by the spouse).

          o Although your GAWA is $0, upon step-up or subsequent premium payments, your GWB and your GAWA would increase to values greater than $0 and since the For Life Guarantee has become effective, you could withdraw an annual amount equal to your GAWA for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option).

     o    Notes:

          o For endorsements with a Joint Option, your GAWA is recalculated and the For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the youngest Covered Life's 65th birthday.

EXAMPLE 9: FOR LIFE GUARANTEE ON A FOR LIFE GMWB WITH JOINT OPTION. (THIS EXAMPLE ONLY APPLIES IF YOUR ENDORSEMENT IS A FOR LIFE GMWB WITH JOINT OPTION.)

     o If at the time of death of the Owner (or either Joint Owner) the Contract Value is $105,000, your GWB is $100,000, and your GAWA is $5,000:

          o The surviving Covered Life may continue the Contract and the For Life Guarantee will remain in effect or become effective on the Contract Anniversary on or immediately following the date that the youngest Covered Life attains (or would have attained) age
               65. Once the For Life Guarantee becomes effective, the surviving Covered Life will be able to take annual withdrawals equal to the GAWA for the rest of his or her life.

          o The surviving spouse who is not a Covered Life may continue the Contract and the For Life Guarantee is null and void. However, the surviving spouse will be entitled to make withdrawals until the GWB is exhausted.

          o    Your GWB remains $100,000 and your GAWA remains $5,000.

     o    Notes:

          o If your endorsement contains a Guaranteed Withdrawal Balance Bonus provision, your bonus base remains unchanged at the time of continuation.

--------------------------------------------------------------------------------
* On the last page of the prospectus, please replace the corresponding text box with the following.


-------------------------------------------------------------------------------------------------------------
QUESTIONS:  If you have any questions about your Contract, you may contact us at:

ANNUITY SERVICE CENTER:                                 1 (800) 766-4683 (8 a.m. - 8 p.m. ET)

            MAIL ADDRESS:                               P.O. Box 17240, Denver, Colorado 80217-0240

            DELIVERY ADDRESS:                           7601 Technology Way, Denver, Colorado 80237

INSTITUTIONAL MARKETING GROUP                           1 (800) 777-7779 (8 a.m. - 8 p.m. ET)
SERVICE CENTER:
(for Contracts purchased through a bank
or another financial institution)

            MAIL ADDRESS:                               P.O. Box 30392, Lansing, Michigan 48909-7892

            DELIVERY ADDRESS:                           1 Corporate Way, Lansing, Michigan 48951
                                                        Attn:  IMG

HOME OFFICE:                                            1 Corporate Way, Lansing, Michigan 48951
-------------------------------------------------------------------------------------------------------------





(To be used with FVC4224FT Rev. 05/06)
                                                                   FV6065 12/06

PART C.  OTHER INFORMATION

Item 24. Financial Statements and Exhibits

        (a) Financial Statements:

                  (1)  Financial statements and schedules included in Part A:

                             Not Applicable

                  (2) Financial statements and schedules included in Part B incorporated by reference to Registrant's
                       Post-Effective Amendment No. 25, filed on April 20, 2006 (File Nos. 333-70472 and 811-08664):

                       Jackson National Separate Account - I:

                             Report of Independent Registered Public Accounting
                               Firm
                             Statements of Assets and Liabilities as of
                               December 31, 2005
                             Statements of Operations for the period ended
                               December 31, 2005
                             Statement of Changes in Net Assets for the Years
                               Ended December 31, 2005 and 2004
                             Notes to Financial Statements

                       Jackson National Life Insurance Company:

                             Report of Independent Registered Public Accounting
                               Firm
                             Consolidated Balance Sheets as of December 31,
                               2005 and 2004
                             Consolidated Income Statements for the years ended
                               December 31, 2005, 2004, and 2003
                             Consolidated Statements of Stockholder's Equity and
                               Comprehensive Income for the years ended
                               December 31, 2005, 2004, and 2003
                             Consolidated Statements of Cash flows for the years
                               ended December 31, 2005, 2004, and 2003
                             Notes to Consolidated Financial Statement

Item 24.(b)        Exhibits

Exhibit      Description
No.

1. Resolution of Depositor's Board of Directors authorizing the establishment of the Registrant, incorporated by reference to the Registrant's Post-Effective Amendment No. 9 filed on April 21, 1999 (File Nos. 033-82080 and 811-08664).

2.           Not Applicable

3.a. General Distributor Agreement dated May 24, 1995, incorporated by reference to the Registrant's Post-Effective Amendment No. 3 filed on April 30, 1996 (File Nos. 033-82080 and 811-08664).

b. General Distributor Agreement dated June 30, 1998, incorporated by reference to the Registrant's Post-Effective Amendment No. 11 filed on July 21, 2004 (File Nos. 333-70472 and 811-08664).

c. Amended and Restated General Distributor Agreement dated October 25, 2005, incorporated by reference to the Registrant's Post-Effective Amendment No. 21 filed on December 29, 2005 (File Nos. 333-70472 and 811-08664).

d. Amended and Restated General Distributor Agreement dated June 1, 2006, incorporated by reference to the Registrant's Registration Statement filed on August 10, 2006 (File Nos. 333-136472 and 811-08664).

4.a. Specimen of the Perspective II Fixed and Variable Annuity Contract, incorporated by reference to the Registrant's Registration Statement filed on September 28, 2001 (File Nos. 333-70472 and 811-08664).

b. Specimen of Tax Sheltered Annuity Endorsement, incorporated by reference to the Registrant's Pre-Effective Amendment No. 1 filed on December 19, 2001 (File Nos. 333-70472 and 811-08664).

c. Specimen of Retirement Plan Endorsement, incorporated by reference to the Registrant's Pre-Effective Amendment No. 1 filed on December 19, 2001 (File Nos. 333-70472 and 811-08664).

d. Specimen of Individual Retirement Annuity Endorsement, incorporated by reference to the Registrant's Pre-Effective Amendment No. 1 filed on December 19, 2001 (File Nos. 333-70472 and 811-08664).

e. Specimen of Roth IRA Endorsement, incorporated by reference to the Registrant's Pre-Effective Amendment No. 1 filed on December 19, 2001 (File Nos. 333-70472 and 811-08664).

f. Specimen of Earnings Protection Benefit Endorsement, incorporated by reference to the Registrant's Registration Statement filed on September 28, 2001 (File Nos. 333-70472 and 811-08664).

g. Specimen of 5% Compounded Death Benefit Endorsement, incorporated by reference to the Registrant's Registration Statement filed on September 28, 2001 (File Nos. 333-70472 and 811-08664).

h. Specimen of Combination Death Benefit Endorsement, incorporated by reference to the Registrant's Registration Statement filed on September 28, 2001 (File Nos. 333-70472 and 811-08664).

i. Specimen of Maximum Anniversary Value Death Benefit Endorsement, incorporated by reference to the Registrant's Registration Statement filed on September 28, 2001 (File Nos. 333-70472 and 811-08664).

j. Specimen of 20% Additional Free Withdrawal Benefit Endorsement, incorporated by reference to the Registrant's Registration Statement filed on September 28, 2001 (File Nos. 333-70472 and 811-08664).

k. Specimen of Five-Year Withdrawal Charge Schedule Endorsement, incorporated by reference to the Registrant's Registration Statement filed on September 28, 2001 (File Nos. 333-70472 and 811-08664).

l. Specimen of 2% Contract Enhancement Endorsement, incorporated by reference to the Registrant's Registration Statement filed on September 28, 2001 (File Nos. 333-70472 and 811-08664).

m. Specimen of 3% Contract Enhancement Endorsement, incorporated by reference to the Registrant's Registration Statement filed on September 28, 2001 (File Nos. 333-70472 and 811-8664).

n. Specimen of 4% Contract Enhancement Endorsement, incorporated by reference to the Registrant's Registration Statement filed on September 28, 2001 (File Nos. 333-70472 and 811-08664).

o. Specimen of 5% Contract Enhancement Endorsement, incorporated by reference to the Registrant's Registration Statement filed on September 28, 2001 (File Nos. 333-70472 and 811-08664).

p. Specimen of Guaranteed Minimum Income Benefit Endorsement, incorporated by reference to the Registrant's Registration Statement filed on September 28, 2001 (File Nos. 333-70472 and 811-08664).

q. Specimen of Preselected Death Benefit Option Election Endorsement, incorporated by reference to the Registrant's Pre-Effective Amendment No. 1 filed on December 19, 2001 (File Nos. 333-70472 and 811-08664).

r. Specimen of Reduced Administration Charge Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 1 filed on April 29, 2002 (File Nos. 333-70472 and 811-08664).

s. Specimen of 2% Contract Enhancement Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 1 filed on April 29, 2002 (File Nos. 333-70472 and 811-08664).

t. Specimen of 3% Contract Enhancement Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 1 filed on April 29, 2002 (File Nos. 333-70472 and 811-08664).

u. Specimen of 4% Contract Enhancement Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 1 filed on April 29, 2002 (File Nos. 333-70472 and 811-08664).

v. Specimen of Guaranteed Minimum Withdrawal Benefit endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 4 filed on November 1, 2002 (File Nos. 333-70472 and 811-08664).

w. Specimen of Fixed Account Options Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 4 filed on November 1, 2002 (File Nos. 333-70472 and 811-08664).

x. Specimen of Maximum Anniversary Value Death Benefit Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 6 filed on June 11, 2003 (File Nos. 333-70472 and 811-08664).

y. Specimen of 5% Compounded Death Benefit Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 6 filed on June 11, 2003 (File Nos. 333-70472 and 811-8664).

z. Specimen of Combination Death Benefit Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 6 filed on June 11, 2003 (File Nos. 333-70472 and 811-08664).

aa. Specimen of 4% Contract Enhancement Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 6 filed on June 11, 2003 (File Nos. 333-70472 and 811-08664).

bb. Specimen of 3% Contract Enhancement Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 6 filed on June 11, 2003 (File Nos. 333-70472 and 811-8664).

cc. Specimen of 2% Contract Enhancement Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 6 filed on June 11, 2003 (File Nos. 333-70472 and 811-08664).

dd. Specimen of 4% Compounded Death Benefit Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 6 filed on June 11, 2003 (File Nos. 333-70472 and 811-08664).

ee. Specimen of Combination Death Benefit Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 6 filed on June 11, 2003 (File Nos. 333-70472 and 811-08664).

ff. Specimen of 3 Year Withdrawal Charge Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 6 filed on June 11, 2003 (File Nos. 333-70472 and 811-08664).

gg. Specimen of Guaranteed Minimum Income Benefit Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 9 filed on February 27, 2004 (File Nos. 333-70472 and 811-08664).

hh. Specimen of the Perspective II Fixed and Variable Annuity contract, incorporated by reference to the Registrant's Post-Effective Amendment No. 9 filed on February 27, 2004 (File Nos. 333-70472 and 811-08664).

ii. Specimen of the Perspective II Fixed and Variable Annuity contract, incorporated by reference to the Registrant's Post-Effective Amendment No. 11 filed on July 21, 2004 (File Nos. 333-70472 and 811-08664).

jj. Specimen of 5% for Life Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 11 filed on July 21, 2004 (File Nos. 333-70472 and 811-08664).

kk. Specimen of 4% for Life Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 11 filed on July 21, 2004 (File Nos. 333-70472 and 811-08664).

ll. Specimen of Guaranteed Minimum Income Benefit Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 11 filed on July 21, 2004 (File Nos. 333-70472 and 811-08664).

mm. Specimen of 4% Roll-Up Death Benefit Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 11 filed on July 21, 2004 (File Nos. 333-70472 and 811-08664).

nn. Specimen of Combination 4% Roll-up and Highest Anniversary Value Death Benefit Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 11 filed on July 21, 2004 (File Nos. 333-70472 and 811-08664).

oo. Specimen of 5% Roll-Up Death Benefit Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 11 filed on July 21, 2004 (File Nos. 333-70472 and 811-08664).

pp. Specimen of Combination 5% Roll-up and Highest Anniversary Value Death Benefit Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 11 filed on July 21, 2004 (File Nos. 333-70472 and 811-08664).

qq. Specimen of Highest Anniversary Value Death Benefit, incorporated by reference to the Registrant's Post-Effective Amendment No. 11 filed on July 21, 2004 (File Nos. 333-70472 and 811-08664).

rr. Specimen of 5 Year Withdrawal Charge Schedule, incorporated by reference to the Registrant's Post-Effective Amendment No. 11 filed on July 21, 2004 (File Nos. 333-70472 and 811-08664).

ss. Specimen of 3 Year Withdrawal Charge Schedule, incorporated by reference to the Registrant's Post-Effective Amendment No. 11 filed on July 21, 2004 (File Nos. 333-70472 and 811-08664).

tt. Specimen of Individual Retirement Annuity Endorsement, incorporated by reference to the Registrant's Registration Statement filed on August 19, 2004 (File Nos. 333-118368 and 811-08664).

uu. Specimen of Roth IRA Endorsement, incorporated by reference to the Registrant's Registration Statement filed on August 19, 2004 (File Nos. 333-118368 and 811-08664).

vv. Specimen of Charitable Remainder Trust Endorsement, incorporated by reference to the Registrant's Pre-Effective Amendment filed on December 23, 2004 (File Nos. 333-11368 and 811-08664).

ww. Specimen of 5% for Life Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated by reference to the Registrant's Registration Statement filed on December 30, 2004 (File Nos. 333-121777 and 811-08664).

xx. Specimen of Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated by reference to the Registrant's Pre-Effective Amendment filed on December 30, 2004 (File Nos. 333-119656 and 811-08664).

yy. Specimen of 5% Guaranteed Minimum Withdrawal Benefit With Annual Step-up Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 17 filed on June 20, 2005 (File Nos. 333-70472 and 811-08664).

zz. Specimen of 5% Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 17 filed on June 20, 2005 (File Nos. 333-70472 and 811-08664).

aaa. Specimen of 5% for Life Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 19 filed on October 20, 2005 (File Nos. 333-70472 and 811-08664).

bbb. Specimen of 4% for Life Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 19 filed on October 20, 2005 (File Nos. 333-70472 and 811-08664).

ccc. Specimen of Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 19 filed on October 20, 2005 (File Nos. 333-70472 and 811-08664).

ddd. Specimen of 5% For Life Guaranteed Minimum Withdrawal Benefit with Annual Step-Up, incorporated by reference to the Registrant's Post-Effective Amendment No. 24 filed on January 31, 2006 (File Nos. 333-70472 and 811-08664).

eee. Specimen of 5% For Life Guaranteed Minimum Withdrawal Benefit with Bonus and Annual Step-Up, incorporated by reference to the Registrant's Post-Effective Amendment No. 24 filed on January 31, 2006 (File Nos. 333-70472 and 811-08664).

fff. Specimen of 5% For Life Guaranteed Minimum Withdrawal Benefit with Bonus and 5-Year Step-Up, incorporated by reference to the Registrant's Post-Effective Amendment No. 24 filed on January 31, 2006 (File Nos. 333-70472 and 811-08664).

ggg. Specimen of Joint 5% For Life Guaranteed Minimum Withdrawal Benefit with Annual Step-Up, incorporated by reference to the Registrant's Post-Effective Amendment No. 24 filed on January 31, 2006 (File Nos. 333-70472 and 811-08664).

hhh. Specimen of Joint 5% For Life Guaranteed Minimum Withdrawal Benefit with Bonus and 5-Year Step-Up, incorporated by reference to the Registrant's Post-Effective Amendment No. 24 filed on January 31, 2006 (File Nos. 333-70472 and 811-08664).

iii. Specimen of 5% Contract Enhancement Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 26 filed on June 23, 2006 (File Nos. 333-70472 and 811-08664).

jjj. Specimen of Joint 5% For Life Guaranteed Minimum Withdrawal Benefit with Annual Step-Up, incorporated by reference to the Registrant's Post-Effective Amendment No. 26 filed on June 23, 2006 (File Nos. 333-70472 and 811-08664).

kkk. Specimen of Joint 5% For Life Guaranteed Minimum Withdrawal Benefit with Bonus and 5-Year Step-Up, incorporated by reference to the Registrant's Post-Effective Amendment No. 26 filed on June 23,
             2006 (File Nos. 333-70472 and 811-08664).

lll. Specimen of 4% Roll-Up Death Benefit Endorsement, incorporated by reference to the Registrant's Registration Statement filed on September 30, 2004 (File Nos. 333-119427 and 811-08664).

mmm. Specimen of Combination 4% Roll-up and Highest Anniversary Value Death Benefit Endorsement, incorporated by reference to the Registrant's Registration Statement filed on September 30, 2004 (File Nos. 333-119427 and 811-08664).

nnn. Specimen of Highest Anniversary Value Death Benefit, incorporated by reference to the Registrant's Registration Statement filed on August 10, 2006 (File Nos. 333-136472 and 811-08664).

ooo. Specimen of the Combination 5% Roll-Up and Highest Anniversary Value Death Benefit Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 32 filed on December 21, 2006 (File Nos. 333-70472 and 811-08664).

5.a. Form of the Perspective II Fixed and Variable Annuity Application, incorporated by reference to the Registrant's Registration Statement filed on September 28, 2001 (File Nos. 333-70472 and 811-08664).

b. Form of the Perspective II Fixed and Variable Annuity Application, incorporated by reference to the Registrant's Post-Effective Amendment No. 5 filed on May 1, 2003 (File Nos. 333-70472 and 811-08664).

c. Form of the Perspective II Fixed and Variable Annuity Application, incorporated by reference to the Registrant's Post-Effective Amendment No. 6 filed on June 11, 2003 (File Nos. 333-70472 and 811-08664).

d. Form of the Perspective II Fixed and Variable Annuity Application, incorporated by reference to the Registrant's Post-Effective Amendment No. 9 filed on February 27, 2004 (File Nos. 333-70472 and 811-08664).

e. Form of the Perspective II Fixed and Variable Annuity Application, incorporated by reference to the Registrant's Post-Effective Amendment No. 11 filed on July 21, 2004 (File Nos. 333-70472 and 811-08664).

f. Form of the Fifth Third Perspective Fixed and Variable Annuity Application, incorporated by reference to the Registrant's Post-Effective Amendment No. 12 filed on September 17, 2004 (File Nos. 333-70472 and 811-08664).

g. Form of the Perspective II Fixed and Variable Annuity Application, incorporated by reference to the Registrant's Post-Effective Amendment No. 18 filed on September 2, 2005 (File Nos. 333-70472 and 811-08664).

h. Form of the Fifth Third Perspective Fixed and Variable Annuity Application, incorporated by reference to the Registrant's Post-Effective Amendment No. 18 filed on September 2, 2005 (File Nos. 333-70472 and 811-08664).

i. Form of the Perspective II Fixed and Variable Annuity Application, incorporated by reference to the Registrant's Post-Effective Amendment No. 32 filed on December 21, 2006 (File Nos.
             333-70472 and 811-08664).

j. Form of the Perspective II Fixed and Variable Annuity Application, incorporated by reference to the Registrant's Post-Effective Amendment No. 32 filed on December 21, 2006 (File Nos.
             333-70472 and 811-08664).

k. Form of the Fifth Third Perspective Fixed and Variable Annuity Application, attached hereto.

l. Form of the Fifth Third Perspective Fixed and Variable Annuity Application, attached hereto.

6.a. Articles of Incorporation of Depositor, incorporated by reference to the Registrant's Post-Effective Amendment No. 3 filed on April 30, 1996 (File Nos. 033-82080 and 811-08664).

b. By-laws of Depositor, incorporated by reference to the Registrant's Post-Effective Amendment No. 3 filed on April 30, 1996 (File Nos. 033-82080 and 811-08664).

7.a. Variable Annuity Guaranteed Minimum Death Benefit Reinsurance Agreement, incorporated by reference to the Registrant's Post-Effective Amendment No. 7 filed on August 11, 2003 (File Nos. 033-82080 and 811-08664).

b. Variable Annuity GMIB Reinsurance Agreement, incorporated by reference to the Registrant's Post-Effective Amendment No. 7 filed on August 11, 2003 (File Nos. 033-82080 and 811-08664).

c. Variable Annuity Guaranteed Minimum Death Benefit Reinsurance Agreement, incorporated by reference to the Registrant's Post-Effective Amendment No. 8 filed on December 15, 2003 (File Nos. 033-82080 and 811-08664).

d. Variable Annuity Guaranteed Minimum Death Benefit Reinsurance Agreement, incorporated by reference to the Registrant's Post-Effective Amendment No. 11 filed on July 21, 2004 (File Nos. 333-70472 and 811-08664).

e. Variable Annuity Guaranteed Minimum Income Benefit Reinsurance Agreement, incorporated by reference to the Registrant's Post-Effective Amendment No. 19 filed on October 20, 2005 (File Nos. 333-70472 and 811-08664).

f. Amendment No. 3 to the Variable Annuity GMIB Reinsurance Agreement, incorporated by reference to the Registrant's Post-Effective Amendment No. 32 filed on December 21, 2006 (File Nos. 333-70472 and 811-08664).

8.           Not Applicable

9.           Opinion and Consent of Counsel, attached hereto.

10. Consent of Independent Registered Public Accounting Firm, attached hereto.

11.          Not Applicable

12.          Not Applicable

Item 25.       Directors and Officers of the Depositor


Name and Principal Business Address                    Positions and Offices with Depositor

Richard D. Ash                                         Vice President
1 Corporate Way
Lansing, MI 48951

John B. Banez                                          Vice President
1 Corporate Way
Lansing, MI 48951

James Binder                                           Vice President & Treasurer
1 Corporate Way
Lansing, MI 48951

John H. Brown                                          Vice President
1 Corporate Way
Lansing, MI 48951

Joseph Mark Clark                                      Vice President
1 Corporate Way
Lansing, MI 48951

Marianne Clone                                         Vice President
1 Corporate Way
Lansing, MI 48951

James B. Croom                                         Vice President
1 Corporate Way
Lansing, MI 48951

Lisa C. Drake                                          Senior Vice President
1 Corporate Way
Lansing, MI 48951

Phillip Brian Eaves                                    Vice President
1 Corporate Way
Lansing, MI 48951

Robert A. Fritts                                       Senior Vice President
1 Corporate Way
Lansing, MI 48951

James D. Garrison                                      Vice President
1 Corporate Way
Lansing, MI 48951

Julia A. Goatley                                       Assistant Vice President & Associate General Counsel
1 Corporate Way                                        & Assistant Secretary
Lansing, MI 48951

James Golembiewski                                     Vice President & Chief Compliance Officer - Separate
1 Corporate Way                                        Accounts
Lansing, MI 48951

Andrew B. Hopping                                      Executive Vice President, Chief Financial Officer
1 Corporate Way                                        & Director
Lansing, MI 48951

Stephen A. Hrapkiewicz, Jr.                            Senior Vice President
1 Corporate Way
Lansing, MI 48951

Clifford J. Jack                                       Executive Vice President & Chief Distribution Officer
8055 E. Tufts Avenue
Suite 1000
Denver, CO 80237

Timo P. Kokko                                          Vice President
1 Corporate Way
Lansing, MI 48951

Everett W. Kunzelman                                   Vice President
1 Corporate Way
Lansing, MI 48951

Lynn W. Lopes                                          Vice President
1 Corporate Way
Lansing, MI 48951

Clark P. Manning, Jr.                                  President & Chief Executive Officer & Director
1 Corporate Way
Lansing, MI 48951

Thomas J. Meyer                                        Senior Vice President, General Counsel & Secretary
1 Corporate Way
Lansing, MI 48951

Dean M. Miller                                         Vice President
1 Corporate Way
Lansing, MI 48951

Keith R. Moore                                         Vice President
1 Corporate Way
Lansing, MI 48951

Jacky Morin                                            Vice President
1 Corporate Way
Lansing, MI 48951

P. Chad Myers                                          Senior Vice President
1 Corporate Way
Lansing, MI 48951

J. George Napoles                                      Executive Vice President & Chief Administration
1 Corporate Way                                        Officer
Lansing, MI 48951

Mark D. Nerud                                          Vice President
225 W. Wacker Drive
Suite 1200
Chicago, IL 60606

Russell E. Peck                                        Vice President
1 Corporate Way
Lansing, MI 48951

Laura L. Prieskorn                                     Vice President
1 Corporate Way
Lansing, Michigan 48951

James B. Quinn                                         Vice President
1 Corporate Way
Lansing, MI 48951

Kathleen M. Smith                                      Vice President
1 Corporate Way
Lansing, MI 48951

Heather R. Strang                                      Vice President
1 Corporate Way
Lansing, MI 48951

James R. Sopha                                         Executive Vice President & Director
1 Corporate Way
Lansing, MI 48951

Robert M. Tucker, Jr.                                  Vice President
1 Corporate Way
Lansing, MI 48951

Michael A. Wells                                       Chief Operating Officer & Director
401 Wilshire Boulevard
Suite 1200
Santa Monica, CA 90401


Item 26.       Persons Controlled by or Under Common Control with the Depositor or Registrant.

Company                      State of Organization      Control/Ownership          Business Principal

120 Orion, LLC               South Carolina             100% Jackson National      Real Estate
                                                        Life Insurance Company

Alcona Funding LLC           Delaware                   100% Jackson National      Investment Related
                                                        Life Insurance Company     Company

Berrien Funding LLC          Delaware                   100% Jackson National      Investment Related
                                                        Life Insurance Company     Company

Curian Clearing LLC          Michigan                   100% Jackson National      Broker/Dealer
(formerly, BH Clearing,                                 Life Insurance Company
LLC)

Brooke GP                    Delaware                   100% Brooke (Holdco 2)     Holding Company
                                                        Inc.                       Activities

Brooke LLC                   Delaware                   100% Prudential Four       Holding Company
                                                        Limited                    Activities

Brooke (Holdco 1) Inc.       Delaware                   100% Prudential (US        Holding Company
                                                        Holdco 3) BV               Activities

Brooke (Holdco 2) Inc.       Delaware                   100% Brooke (Holdco 1)     Holding Company
                                                        Inc.                       Activities

Brooke Holdings, LLC         Delaware                   100% Brooke Holdings       Holding Company
                                                        (UK) Limited               Activities

Brooke Holdings (UK)         United Kingdom             100% Holborn Delaware      Holding Company
Limited                                                 Corporation                Activities

Brooke Investment, Inc.      Delaware                   100% Brooke Holdings,      Investment Related
                                                        Inc.                       Company

Brooke Life Insurance        Michigan                   100% Brooke Holdings,      Life Insurance
Company                                                 Inc.

Brooke (Jersey) Limited      United Kingdom             100% Prudential One        Holding Company
                                                        Limited                    Activities

Calhoun Funding LLC          Delaware                   100% Jackson National      Investment Related
                                                        Life Insurance Company     Company

Crescent Telephone           Delaware                   100% Jackson National      Telecommunications
                                                        Life Insurance Company

Curian Capital, LLC          Michigan                   100% Jackson National      Registered Investment
                                                        Life Insurance Company     Advisor

Equestrian Pointe            Illinois                   100% Jackson National      Real Estate
Investors, L.L.C.                                       Life Insurance Company

Forty Partners #1, L.C.      Missouri                   100% Jackson National      Real Estate
                                                        Life Insurance Company

GCI Holding Corporation      Delaware                   70% Jackson National       Holding Company
                                                        Life Insurance Company     Activities

GS28 Limited                 United Kingdom             100% Brooke Holdings       Holding Company
                                                        (UK) Limited               Activities

Hermitage Management, LLC    Michigan                   100% Jackson National      Advertising Agency
                                                        Life Insurance Company

Holborn Delaware LLC         Delaware                   100% Prudential Four       Holding Company
                                                        Limited                    Activities

Holliston Mills              Delaware                   70% Jackson National       Textile Mfg.
                                                        Life Insurance Company

Industrial Coatings Group    Delaware                   70% Jackson National       Textile Mfg.
                                                        Life Insurance Company

IFC Holdings, Inc.           Delaware                   100% National Planning     Broker/Dealer
                                                        Holdings Inc.

Investment Centers of        Delaware                   100% IFC Holdings, Inc.    Broker/Dealer
America, Inc.

JNL Investors Series Trust   Massachusetts              100% Jackson National      Investment Company
                                                        Life Insurance Company

Jackson National Asset       Michigan                   100% Jackson National      Investment Adviser and
Management, LLC                                         Life Insurance Company     Transfer Agent

Jackson National Life        Bermuda                    100% Jackson National      Life Insurance
(Bermuda) Ltd.                                          Life Insurance Company

Jackson National Life        Delaware                   100% Jackson National      Advertising/Marketing
Distributors LLC                                        Life Insurance Company     Corporation and
                                                                                   Broker/Dealer

Jackson National Life        New York                   100% Jackson National      Life Insurance
Insurance Company                                       Life Insurance Company
of New York

JNLI LLC                     Delaware                   100% Jackson National      Tuscany Notes
                                                        Life Insurance Company

JNL Series Trust             Massachusetts              Common Law Trust with      Investment Company
                                                        contractual association
                                                        with Jackson National
                                                        Life Insurance Company
                                                        of New York

JNL Southeast Agency LLC     Michigan                   100% Jackson National      Insurance Agency
                                                        Life Insurance Company

JNL Variable Fund LLC        Delaware                   100% Jackson National      Investment Company
                                                        Separate Account - I

JNLNY Variable Fund I LLC    Delaware                   100% JNLNY Separate        Investment Company
                                                        Account I

LePage's Management          Delaware                   50% LePage's MC, LLC
Company, LP

LePage's MC, LLC             Delaware                   100% PPM Management, Inc.

Meadows NRH Associates,      Texas                      100% Meadows NRH, Inc.     Real Estate
L.P.

Meadows NRH, Inc.            Texas                      100% Jackson National      Real Estate
                                                        Life Insurance Company

National Planning            Delaware                   100% National Planning     Broker/Dealer and
Corporation                                             Holdings, Inc.             Investment Adviser

National Planning            Delaware                   100% Brooke Holdings,      Holding Company
Holdings, Inc.                                          Inc.                       Activities

Nicole Finance Inc.          Delaware                   100% Brooke GP             Holding Company
                                                                                   Activities

PGDS (US One) LLC            Delaware                   100% Jackson National      Holding Company
                                                        Life Insurance Company     Activities


PGDS (US Two) LLC            Delaware                   100% PGDS (US One) LLC     Holding Company
                                                                                   Activities

Piedmont Funding LLC         Delaware                   100% Jackson National      Investment Related
                                                        Life Insurance Company     Company

PPM Holdings, Inc.           Delaware                   100% Brooke Holdings,      Holding Company
                                                        Inc.                       Activities

Prudential plc               United Kingdom             Publicly Traded            Financial Institution

Prudential Corporation       United Kingdom             100% Prudential Holdings   Holding Company
Holdings, Limited                                       Limited                    Activities

Prudential Holdings          Scotland                   100% Prudential plc        Holding Company
Limited                                                                            Activities

Prudential One Limited       United Kingdom             100% Prudential plc        Holding Company
                                                                                   Activities

Prudential Two Limited       United Kingdom             100% Prudential One        Holding Company
                                                        Limited                    Activities

Prudential Three Limited     United Kingdom             100% Prudential One        Holding Company
                                                        Limited                    Activities

Prudential Four Limited      United Kingdom             80% Prudential One         Holding Company
                                                        Limited, 10% Prudential    Activities
                                                        Two Limited, 10%
                                                        Prudential Three Limited

Prudential (US Holdco 1) BV  Netherlands                100% PUS Holdco 1 Limited  Holding Company
                                                                                   Activities

Prudential (US Holdco 2) BV  Netherlands                100% Prudential (US        Holding Company
                                                        Holdco 1) BV               Activities

Prudential (US Holdco 3) BV  Netherlands                100% Prudential (US        Holding Company
                                                        Holdco 2) BV               Activities

PUS Holdco 1 Limited         United Kingdom             100% Brooke LLC            Holding Company
                                                                                   Activities

PUS Holdco 2 Limited         Gibraltar                  100% Holborn Delaware LLC  Holding Company
                                                                                   Activities

SII Investments, Inc.        Wisconsin                  100% National Planning     Broker/Dealer
                                                        Holdings, Inc.


Item 27.   Number of Contract Owners as of October 20, 2006

           Qualified - 90,602
           Non-Qualified - 67,967

Item 28.         Indemnification

Provision is made in the Company's Amended By-Laws for indemnification by the Company of any person who was or is a party or is threatened to be made a party to a civil, criminal, administrative or investigative action by reason of the fact that such person is or was a director, officer or employee of the Company, against expenses, including attorneys' fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceedings, to the extent and under the circumstances permitted by the General Corporation Law of the State of Michigan.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the Company pursuant to the foregoing provisions, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.         Principal Underwriter

       (a) Jackson National Life Distributors LLC acts as general distributor for the Jackson National Separate Account - I. Jackson National Life Distributors LLC also acts as general distributor for the Jackson National Separate Account III, the Jackson National Separate Account IV, the Jackson National Separate Account V, the JNLNY Separate Account I, the JNLNY Separate Account II, and the JNLNY Separate Account IV.

       (b)        Directors and Officers of Jackson National Life Distributors
                  LLC:


Name and Business Address                               Positions and Offices with Underwriter

Michael A. Wells                                        Director
401 Wilshire Blvd.
Suite 1200
Santa Monica, CA 90401

Andrew B. Hopping                                       Chief Financial Officer
1 Corporate Way
Lansing, MI 48951

Clifford J. Jack                                        Director, President and Chief Executive Officer
8055 E. Tufts Avenue
Suite 1000
Denver, CO 80237

Nikhil Advani                                           Vice President
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Stephen M. Ash                                          Vice President
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Pamela Aurbach                                          Vice President
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Brad Baker                                              Vice President
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Linda Baker                                             Vice President
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

William Britt                                           Vice President
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Tori Bullen                                             Vice President
210 Interstate North Parkway
Suite 401
Atlanta, GA 30339-2120

Greg Cicotte                                            Executive Vice President
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Maura Collins                                           Vice President
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Robert DiNardo                                          Vice President
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Paul Fitzgerald                                         Vice President
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Steve Goldberg                                          Regional Vice President
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Julia A. Goatley                                        Assistant Secretary
1 Corporate Way
Lansing, MI 48951

Luis Gomez                                              Vice President
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Kevin Grant                                             Vice President
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Bonnie Howe                                             Vice President and Deputy General Counsel
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Thomas Hurley                                           Senior Vice President
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Mark Jones                                              Vice President
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Steve Kluever                                           Senior Vice President
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Christopher Kopka                                       Vice President and Deputy General Counsel
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Brian Lane                                              Vice President
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

James Livingston                                        Executive Vice President
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Doug Mantelli                                           Vice President
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Susan McClure                                           Vice President
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

James McCorkle                                          Vice President
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Thomas J. Meyer                                         Director and Secretary
1 Corporate Way
Lansing, MI 48951

Jack Mishler                                            Vice President
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Peter Radloff                                           Vice President
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Gregory B. Salsbury                                     Executive Vice President
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Greg Smith                                              Senior Vice President
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Sam Somuri                                              Vice President
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

David Sprague                                           Senior Vice President
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Daniel Starishevsky                                     Senior Vice President
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Doug Townsend                                           Vice President and Controller and FinOp
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

C. Ray Trueblood                                        Vice President
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Daniel Wright                                           Vice President and Chief Compliance Officer
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Phil Wright                                             Vice President
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

         (c)

Name of Principal       Net Underwriting      Compensation on      Brokerage             Compensation
Underwriter             Discounts and         Redemption or        Commissions
                        Commissions           Annuitization

Jackson National Life   Not Applicable        Not Applicable       Not Applicable        Not Applicable
Distributors LLC

Item. 30.        Location of Accounts and Records

         Jackson National Life Insurance Company
         1 Corporate Way
         Lansing, Michigan 48951

         Jackson National Life Insurance Company
         Institutional Marketing Group Service Center
         1 Corporate Way
         Lansing, Michigan 48951

         Jackson National Life Insurance Company
         8055 East Tufts Ave., Second Floor
         Denver, Colorado 80237

         Jackson National Life Insurance Company
         225 West Wacker Drive, Suite 1200
         Chicago, IL  60606

Item. 31.        Management Services

         Not Applicable

Item. 32.        Undertakings and Representations

       a. Jackson National Life Insurance Company hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen (16) months old for so long as payment under the variable annuity contracts may be accepted.

       b. Jackson National Life Insurance Company hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or
                (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

       c. Jackson National Life Insurance Company hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

       d. Jackson National Life Insurance Company represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by Jackson National Life Insurance Company.

       e. The Registrant hereby represents that any contract offered by the prospectus and which is issued pursuant to Section 403(b) of the Internal Revenue Code of 1986 as amended, is issued by the Registrant in reliance upon, and in compliance with, the Securities and Exchange Commission's industry-wide no-action letter to the American Council of Life Insurance (publicly available November 28, 1988) which permits withdrawal restrictions to the extent necessary to comply with IRS Section 403(b)(11).

                                   SIGNATURES

     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this post-effective amendment and has caused this post-effective amendment to be signed on its behalf, in the City of Lansing, and State of Michigan, on this 21st day of December, 2006.

Jackson National Separate Account - I
(Registrant)

Jackson National Life Insurance Company


By: THOMAS J. MEYER
    -------------------
     Thomas J. Meyer
     Senior Vice President, Secretary,
     and General Counsel

Jackson National Life Insurance Company
(Depositor)


By: THOMAS J. MEYER
    -------------------
     Thomas J. Meyer
     Senior Vice President, Secretary,
     and General Counsel

         As required by the Securities Act of 1933, this post-effective amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

THOMAS J. MEYER*                                       December 21, 2006
-------------------                                    -----------------
Clark P. Manning, Jr., President, Chief
Executive Officer and Director

THOMAS J. MEYER*                                       December 21, 2006
-------------------                                    -----------------
Michael A. Wells, Director

THOMAS J. MEYER*                                       December 21, 2006
-------------------                                    -----------------
Andrew B. Hopping, Executive Vice President -
Chief Financial Officer and Director

THOMAS J. MEYER*                                       December 21, 2006
-------------------                                    -----------------
Robert A. Fritts, Senior Vice President
and Controller

THOMAS J. MEYER*                                       December 21, 2006
-------------------                                    -----------------
James R. Sopha, Executive Vice President and Director

* Thomas J. Meyer, Senior Vice President,
Secretary, General Counsel and Attorney-in-Fact


                                POWER OF ATTORNEY

     KNOW ALL MEN BY THESE PRESENTS, that each of the undersigned as directors and/or officers of JACKSON NATIONAL LIFE INSURANCE COMPANY (the Depositor), a Michigan corporation, hereby appoints Clark P. Manning, Jr., Andrew B. Hopping, Thomas J. Meyer, Patrick W. Garcy, Susan S. Rhee, and Anthony L. Dowling (each with power to act without the others) his attorney-in-fact and agent, with full power of substitution and resubstitution, for and in his name, place and stead, in any and all capacities, to sign applications and registration statements, and any and all amendments, with power to affix the corporate seal and to attest it, and to file the applications, registration statements, and amendments, with all exhibits and requirements, in accordance with the Securities Act of 1933, the Securities and Exchange Act of 1934, and/or the Investment Company Act of 1940. This Power of Attorney concerns JNL Separate Account - I (033-82080, 333-70472, 333-73850, 333-118368, 333-119656, 333-132128 and 333-136472), JNL Separate
Account III  (333-41153),  JNL Separate  Account IV (333-108433 and 333-118131),
and JNL Separate Account V (333-70697), as well as any future separate accounts the Depositor establishes through which securities, particularly variable annuity contracts and variable universal life insurance policies, are to be offered for sale. The undersigned grant to each attorney-in-fact and agent full authority to take all necessary actions to effectuate the above as fully, to all intents and purposes, as he/she could do in person, thereby ratifying and confirming all that said attorneys-in-fact and agents, or any of them, may lawfully do or cause to be done by virtue hereof. This instrument may be executed in one or more counterparts.

     IN WITNESS WHEREOF, the undersigned have executed this Power of Attorney as of the 18th day of October, 2006.

CLARK P. MANNING, JR.
--------------------------------------
Clark P. Manning, Jr., President, Chief
Executive Officer and Director

MICHAEL A. WELLS
--------------------------------------
Michael A. Wells, Chief Operating Officer and Director

ANDREW B. HOPPING
--------------------------------------
Andrew B. Hopping, Executive Vice President,
Chief Financial Officer and Director

ROBERT A. FRITTS
--------------------------------------
Robert A. Fritts, Senior Vice President,
Controller

JAMES R. SOPHA
--------------------------------------
James R. Sopha, Executive Vice President, and Director


                                  EXHIBIT LIST

Exhibit No.  Description

5.k. Form of the Fifth Third Perspective Fixed and Variable Annuity Application, attached hereto as EX-5.k.

5.l. Form of the Fifth Third Perspective Fixed and Variable Annuity Application, attached hereto as EX-5.l.

9.           Opinion and Consent of Counsel, attached hereto as EX-9.

10. Consent of Independent Registered Public Accounting Firm, attached hereto as EX-10.